Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,256,724,482
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,951	$ 3,531
Short-term investments	685
Accounts receivable
Related parties	114	288
Unrelated parties	6,511	8,217
Loans and advances to related parties	295	82
Inventories	5,144	5,251
Deferred income tax	279	203
Unrealized gains on derivative instruments	281	595
Advances to suppliers	240	393
Recoverable taxes	1,793	2,230
Assets held for sale	789
Others.	1,234	946
Total current assets	25,316	21,736
Non-current assets
Property, plant and equipment, net	92,095	88,895
Intangible assets	1,043	1,135
Investments in affiliated companies, joint ventures and others investments	8,305	8,093
Other assets
Goodwill on acquisition of subsidiaries	2,973	3,026
Loans and advances
Related parties	544	509
Unrelated parties	175	210
Prepaid pension cost	2,392	1,666
Prepaid expenses	182	321
Judicial deposits	1,530	1,464
Recoverable taxes	685	587
Deferred income tax	893	594
Unrealized gains on derivative instruments	15	60
Deposit on incentive / reinvestment	149	229
Others	157	203
Total non-current assets	111,138	106,992
Total	136,454	128,728
Current liabilities
Suppliers	4,556	4,814
Payroll and related charges	1,062	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	1,532	1,495
Short-term debt	505	22
Loans from related parties	197	24
Provision for income taxes	544	507
Taxes payable and royalties	662	524
Employees postretirement benefits	112	147
Railway sub-concession agreement payable	65	66
Unrealized losses on derivative instruments	119	73
Provisions for asset retirement obligations	64	73
Liabilities associated with assets held for sale	39
Others	888	810
Total current liabilities	10,345	11,043
Non-current liabilities
Employees postretirement benefits	2,438	2,446
Loans from related parties	83	91
Long-term debt	26,894	21,538
Provisions for contingencies (Note 17 (b))	2,292	1,686
Unrealized losses on derivative instruments	968	663
Deferred income tax	3,953	5,654
Provisions for asset retirement obligations	1,803	1,697
Debentures	1,717	1,336
Others	1,877	2,460
Total non-current liabilities	42,025	37,571
Redeemable noncontrolling interest	367	505
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(367)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive loss	(7,513)	(5,673)
Undistributed retained earnings	38,588	41,130
Unappropriated retained earnings	13,354	4,482
Total Company stockholders' equity	82,150	77,715
Noncontrolling interests	1,567	1,894
Total stockholders' equity	83,717	79,609
Total	$ 136,454	$ 128,728

Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	140,857,692	181,099,814
Treasury stock, common shares	71,071,482	86,911,207

Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 9,104	$ 10,452	$ 14,783	$ 29,198	$ 40,185
Aluminum products					383
Revenues from logistic services	449	408	502	1,260	1,306
Fertilizer products	1,095	923	1,037	2,847	2,691
Others	315	367	419	1,147	1,069
Revenues before taxes	10,963	12,150	16,741	34,452	45,634
Taxes on revenues	(238)	(257)	(380)	(780)	(1,071)
Net operating revenues	10,725	11,893	16,361	33,672	44,563
Operating costs and expenses
Cost of ores and metals sold	(4,567)	(4,568)	(4,737)	(13,391)	(13,199)
Cost of aluminum products					(289)
Cost of logistic services	(338)	(331)	(391)	(1,022)	(1,056)
Cost of fertilizer products	(858)	(734)	(788)	(2,258)	(2,109)
Others	(365)	(382)	(335)	(1,162)	(895)
Total costs	(6,128)	(6,015)	(6,251)	(17,833)	(17,548)
Selling, general and administrative expenses	(519)	(615)	(654)	(1,663)	(1,507)
Research and development expenses	(360)	(359)	(440)	(1,018)	(1,145)
Gain (loss) on sale of assets		(377)		(377)	1,513
Others	(1,071)	(604)	(643)	(2,361)	(1,787)
Total costs and expenses	(8,078)	(7,970)	(7,988)	(23,252)	(20,474)
Operating income	2,647	3,923	8,373	10,420	24,089
Non-operating income (expenses)
Financial income	88	120	188	327	579
Financial expenses	(682)	(559)	(822)	(1,854)	(1,918)
Gains (losses) on derivatives, net	(12)	(416)	(568)	(132)	29
Foreign exchange gains (losses), net	(214)	(1,748)	(2,043)	(1,725)	(1,398)
Indexation gains (losses), net	(14)	55	(148)	231	(135)
Total non-operating income (expenses)	(834)	(2,548)	(3,393)	(3,153)	(2,843)
Income before discontinued operations, income taxes and equity results	1,813	1,375	4,980	7,267	21,246
Income taxes
Current	(1,077)	(25)	(1,197)	(1,915)	(4,509)
Deferred
Deferred of period	697	(151)	846	806	374
Reversal of Deferred Income Tax liabilities (see note 5.a.)		1,236		1,236
Income taxes per consolidated statements of income	(380)	1,060	(351)	127	(4,135)
Equity in results of affiliates, joint ventures and other investments	154	158	282	555	968
Net income	1,587	2,593	4,911	7,949	18,079
Losses attributable to noncontrolling interests	(82)	(69)	(24)	(209)	(134)
Net income attributable to the Company's stockholders	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per common share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per convertible note linked to preferred share (in dollars per share)			$ 1.78		$ 5.16
Earnings per convertible note linked to common share (in dollars per share)			$ 1.79		$ 5.32

Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Company's stockholders:
Net income attributable to Company's stockholders	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Cumulative translation adjustments	(238)	(2,820)	(7,486)	(2,231)	(4,718)
Unrealized gain (loss) available-for-sale securities
Gross balance as of the period/year end	2	(2)			(14)
Tax (expense) benefit	(1)			(1)	11
Unrealized gain (loss) - available-for-sale securities, net	1	(2)		(1)	(3)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	653	(69)	(467)	720	(479)
Tax (expense) benefit	(246)	50	150	(240)	150
Surplus (deficit) accrued pension plan, net	407	(19)	(317)	480	(329)
Cash flow hedge
Gross balance as of the period/year end	31	(142)	123	(87)	275
Tax (expense) benefit	(16)	30	26	(1)	20
Cash flow hedge, net	15	(112)	149	(88)	295
Total comprehensive income (deficit) attributable to Company's stockholders	1,854	(291)	(2,719)	6,318	13,458
Noncontrolling interests:
Losses attributable to noncontrolling interests	(82)	(69)	(24)	(209)	(134)
Cumulative translation adjustments	5	24	(269)	43	(283)
Pension plan			(1)		4
Cash flow hedge					1
Total comprehensive deficit attributable to Noncontrolling interests	(77)	(45)	(294)	(166)	(412)
Total comprehensive income (deficit)	$ 1,777	$ (336)	$ (3,013)	$ 6,152	$ 13,046

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 1,587	$ 2,593	$ 4,911	$ 7,949	$ 18,079
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,066	1,084	1,018	3,205	2,954
Dividends received	25	112	240	197	833
Equity in results of affiliates, joint ventures and other investments	(154)	(158)	(282)	(555)	(968)
Deferred income taxes	(697)	151	(846)	(806)	(374)
Reversal of deferred income tax		(1,236)		(1,236)
Loss on disposal of property, plant and equipment	103	207	17	354	208
Loss (gain) on sale of assets available for sale		377		377	(1,513)
Foreign exchange and indexation gains, net	442	82	2,218	342	2,371
Unrealized derivative losses (gains), net	95	642	642	622	200
Unrealized interest (income) expense, net	(10)	(29)	78	8	44
Others	(117)	(73)	(37)	(227)	(115)
Decrease (increase) in assets:
Accounts receivable	705	425	(730)	1,775	(1,277)
Inventories	(311)	292	(324)	(464)	(1,140)
Recoverable taxes	336	(287)	(392)	404	(583)
Others	453	(42)	(219)	390	(299)
Increase (decrease) in liabilities:
Suppliers	407	92	829	108	1,232
Payroll and related charges	80	284	212	(237)	60
Income taxes	863	(166)	(2,745)	225	(2,293)
Others	796	29	(379)	872	(135)
Net cash provided by operating activities	5,669	4,379	4,211	13,303	17,284
Cash flows from investing activities:
Short term investments	(685)			(685)	1,793
Loans and advances receivable
Others	317	8	57	287	(120)
Judicial deposits	(10)	(76)	(239)	(98)	(427)
Investments	(31)	(53)	(18)	(301)	(159)
Additions to property, plant and equipment	(4,984)	(3,228)	(3,711)	(11,173)	(10,004)
Proceeds from disposal of investments		366		366	1,081
Net cash used in investing activities	(5,393)	(2,983)	(3,911)	(11,604)	(7,836)
Short-term debt
Additions	65	21	20	593	838
Repayments			(63)	(43)	(919)
Related parties
Proceeds					19
Repayments					(1)
Third parties
Proceeds	3,898	1,809	479	6,721	1,350
Repayments	(364)	(502)	(769)	(929)	(2,539)
Treasury stock			(2,001)		(2,001)
Transactions of noncontrolling interest		(427)		(503)
Dividends and interest attributed to Company's stockholders		(3,000)	(3,000)	(3,000)	(6,000)
Dividends and interest attributed to noncontrolling interest		(35)		(35)	(60)
Net cash provided by (used in) financing activities	3,599	(2,134)	(5,334)	2,804	(9,313)
Increase (decrease) in cash and cash equivalents	3,875	(738)	(5,034)	4,503	135
Effect of exchange rate changes on cash and cash equivalents	(7)	(101)	(628)	(83)	(154)
Cash and cash equivalents, beginning of period	4,083	4,992	13,227	3,531	7,584
Cash and cash equivalents, end of period	7,951	4,083	7,565	7,951	7,565
Cash paid during the period for:
Interest on short-term debt				(1)	(2)
Interest on long-term debt	(312)	(350)	(234)	(987)	(945)
Income tax	(53)	(282)	(4,097)	(991)	(6,233)
Non-cash transactions
Interest capitalized	$ 33	$ 70	$ 54	$ 159	$ 156

Condensed Consolidated Statements of Cash Flows (Parenthetical)	Sep. 30, 2012
Condensed Consolidated Statements of Cash Flows
Conversion of mandatorily convertible notes, treasury stock	56,081,560

Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2010			$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644		$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Acquisitions, shares					(79,094,780)
Conversions, shares					276
Change in the period						(1,870)				(4,718)	(3)	(329)	295
Capital increase			6,358	9,821
Sales (acquisitions)					(2,001)
Transfer from unappropriated retained earnings														(2,224)
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	18,213														18,213
Remuneration of mandatorily convertible notes
Preferred class A stock															(82)
Common stock															(34)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation to undistributed retained earnings															2,224
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments	(283)															(283)
Cash flow hedge	1															1
Losses attributable to noncontrolling interests	(134)															(134)
Net income attributable to redeemable noncontrolling interests																155
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																19
Pension plan																4
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240	16,728	25,837	(4,661)	318	290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
Beginning of the period at Jun. 30, 2011			16,728	25,837	(2,660)	318	290	644		2,515		(71)	122	30,082	11,211	2,905
Beginning of the period, shares at Jun. 30, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Acquisitions, shares					(79,094,780)
Conversions, shares					267
Change in the period										(7,486)		(317)	149
Sales (acquisitions)					(2,001)
Transfer from unappropriated retained earnings														(4,397)
Net income attributable to the Company's stockholders	4,935														4,935
Remuneration of mandatorily convertible notes
Preferred class A stock															(40)
Common stock															(16)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation to undistributed retained earnings															4,397
Cumulative translation adjustments	(269)															(269)
Losses attributable to noncontrolling interests	(24)															(24)
Net income attributable to redeemable noncontrolling interests																22
Capitalization of stockholders advances																11
Pension plan																(1)
Number of shares issued and outstanding:	5,139,184,631				(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240			(4,661)		290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631				(226,119,469)
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)	290	644		(5,238)	1	(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,847
Change in the period						(306)	(290)	(644)		(2,231)	(1)	480	(88)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,542)
Net income attributable to the Company's stockholders	8,158														8,158
Remuneration of mandatorily convertible notes
Preferred class A stock															(44)
Common stock															(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,542
Disposals (acquisitions) of noncontrolling interests																(265)
Cumulative translation adjustments	43															43
Losses attributable to noncontrolling interests	(209)															(209)
Net income attributable to redeemable noncontrolling interests																138
Dividends and interest attributable to noncontrolling interests																(64)
Capitalization of stockholders advances																30
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Sep. 30, 2012	83,717	82,150	16,728	25,837	(4,477)	(367)			(7,513)	(7,469)		(87)	43	38,588	13,354	1,567
End of the period, shares at Sep. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Beginning of the period at Mar. 31, 2012			16,728	25,837	(5,662)	(71)	290	644		(4,411)	1	(475)	140	42,007	7,416	1,846
Beginning of the period, shares at Mar. 31, 2012					(268,010,734)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,560
Change in the period						(298)	(290)	(644)		(2,820)	(2)	(19)	(112)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,707)
Net income attributable to the Company's stockholders	2,662														2,662
Remuneration of mandatorily convertible notes
Preferred class A stock															(33)
Common stock															(14)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,707
Disposals (acquisitions) of noncontrolling interests																(205)
Cumulative translation adjustments	24															24
Losses attributable to noncontrolling interests	(69)															(69)
Net income attributable to redeemable noncontrolling interests																42
Dividends and interest attributable to noncontrolling interests																(35)
Capitalization of stockholders advances																10
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	81,907	80,294	16,728	25,837	(4,477)	(369)			(7,698)	(7,231)	(1)	(494)	28	39,300	10,973	1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Increase (Decrease) in Stockholders' Equity
Change in the period						2				(238)	1	407	15
Transfer from unappropriated retained earnings														(712)
Net income attributable to the Company's stockholders	1,669														1,669
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															712
Disposals (acquisitions) of noncontrolling interests																2
Cumulative translation adjustments	5															5
Losses attributable to noncontrolling interests	(82)															(82)
Net income attributable to redeemable noncontrolling interests																45
Dividends and interest attributable to noncontrolling interests																(25)
Capitalization of stockholders advances																9
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482
End of the period at Sep. 30, 2012	$ 83,717	$ 82,150	$ 16,728	$ 25,837		$ (367)			$ (7,513)	$ (7,469)		$ (87)	$ 43	$ 38,588	$ 13,354	$ 1,567
End of the period, shares at Sep. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482

The Company and its operations	9 Months Ended
Sep. 30, 2012
The Company and its operations
The Company and its operations

1              The Company and its operations

Vale S.A., (“Vale”, “Company” or “we”) is a limited liability company incorporated in Brazil.  Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

Our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC (a)	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

(a)           In a subsequent period, pursuant a contract with the Sultanate of Oman, we transferred 30 % of our shares to Oman Oil Company for US$ 71.

Basis of consolidation	9 Months Ended
Sep. 30, 2012
Basis of consolidation
Basis of consolidation

2              Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 11).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output.  We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under the Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation	9 Months Ended
Sep. 30, 2012
Basis of presentation
Basis of presentation

3              Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 and nine-month ended September 30, 2012 and 2011, prepared in accordance with accounting principles generally accepted in the United States of America (“USGAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“BRGAAP”), and the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”), which are the basis for our annual statutory financial statements, are unaudited. However, in our opinion, these condensed consolidated financial statements includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 and the Nine-month period ended September 30, 2012 and September 30, 2011, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2012.

These condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2011, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated into US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at September 30, 2012 and December 31, 2011, were R$2.0260 and R$1.8683, respectively.

Accounting pronouncements	9 Months Ended
Sep. 30, 2012
Accounting pronouncements
Accounting pronouncements

4              Accounting pronouncements

a) Newly issued accounting pronouncements

Accounting Standards Update - ASU number 2012-04: Technical Corrections and Improvements. This ASU represent changes to clarify the codifications, correct unintended application of guidance, or make minor improvements to the codifications. The amendments in this ASU are effective for public entities for fiscal periods beginning after December 15, 2012.

ASU number 2012-03: Technical Amendments and Corrections to SEC Sections. This ASU update SEC paragraphs pursuant to SEC Staff Accounting Bulletin No. 114, technical amendments pursuant to SEC Release No. 33-9250, and corrections related to FASB Accounting Standards Update 2010-22.

ASU number 2012-02: Intangibles—Goodwill and Other (Topic 350). The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments in this ASU are effective for annual and interim impairment tests performed for public entities for fiscal years and interim periods beginning after September 15, 2012.

Major acquisitions and Disposals	9 Months Ended
Sep. 30, 2012
Major acquisitions and Disposals
Major acquisitions and Disposals

5              Major acquisitions and Disposals

a)        Fertilizer Business

In 2010, through our wholly owned subsidiary Mineração Naque S.A. (“Naque”), we acquired 78.92% of the total capital (being 99.83% of the voting capital) of Vale Fertilizantes S.A. and 100% of the total capital of Vale Fosfatados. In 2011 and beginning of 2012, we concluded several transactions including a public offer to acquire the free floating of Vale Fertilizantes and its delisting which resulted in the current ownership of 100% of the total capital of this subsidiary.

The purchase consideration of the business combination effected in 2010, when control was obtained, amounted to US$5,795. The purchase price allocation exercise was concluded in 2011 and generated a deferred tax liability on the fair value adjustments, determined based on the temporary differences between the accounting basis of those assets and liabilities at fair  values and their tax basis represented by the historical carrying values at the acquired entity. According to current Brazilian tax regulations, goodwill generated in connection with a business combination as well as the fair values of assets and liabilities acquired are only tax deductible post a legal merger between the acquirer and the acquiree.

In June 2012, we have decided to legally merge Naque and Vale Fertilizantes. As a result, the carrying amounts of acquired assets and liabilities accounted for at Naque’s consolidated financial statements, represented by their amortized fair values from acquisition date, became their tax basis.

Therefore, upon concluding the merger, there are no longer differences between tax basis and carrying amounts of the net assets acquired, and consequently there is no longer deferred tax liability amount to be recognized. The outstanding balance of the initially recognized deferred tax liability (accounted for in connection with the purchase accounting) totaling US$ 1,236 was entirely recycled through P&L for the nine-month period ended September 30, 2012, in connection with the legal merger of Vale Fertilizantes into Naque.

In addition, Naque was then renamed as Vale Fertilizantes S.A.

b)        Sale of coal

In June 2012, we have concluded the sale of our thermal coal operations in Colombia to CPC S.A.S., an affiliate of Colombian Natural Resources S.A.S. (“CNR”), a privately held company.

The thermal coal operations in Colombia constitute a fully-integrated mine-railway-port system consisting of a coal mine and a coal deposit; a coal port facility; and an equity participation in a railway connecting the coal mines to the port.

The loss on this transaction, of US$355 was recorded in the income statement in the line “Gain (loss) on sale of assets”

c)        Acquisition of EBM shares

Continuing the process of optimization its corporate structure, during the second quarter 2012 Vale acquired additional 10.46% of Empreendimentos Brasileiros de Mineração S. A. (“EBM”), whose main asset is the participation in Minerações Brasileiras Reunidas S. A. (“MBR”), which owns mines sites Itabirito, Vargem Grande and Paraopeba. As a result of the acquisition, we increased our share of the capital of EBM to 96.7% and of MBR to 98.3%, and the amount of US$62 are recognized as a result from operations with non-controlling interest in “Stockholders Equity”.

Income taxes	9 Months Ended
Sep. 30, 2012
Income taxes
Income taxes

6              Income taxes

We analyze the potential tax impact associated with undistributed earnings of each of our subsidiaries and affiliates. For those subsidiaries in which undistributed earnings are intended to be reinvested indefinitely, no deferred tax is recognized. Undistributed earnings of foreign consolidated subsidiaries and affiliates for which no deferred income tax has been recognized for possible future remittances to the parent company totaled approximately US$ 27,711 on September 30, 2012 and US$26,300 at December 31, 2011.  These amounts are considered to be permanently reinvested in the Company’s international business.  It is not practicable to determine the amount of the unrecognized deferred tax liability associated with these amounts.  If we did determine to repatriate these earnings, there would be various methods available to us, each with different tax consequences.  There would also be uncertainty as to the timing and amount, if any, of foreign tax credits that would be available, as the calculation of the available foreign tax credit is dependent upon the timing of the repatriation and projections of significant future uncertain events.  The wide range of potential outcomes that could result due to these factors, among others, makes it impracticable to calculate the amount of tax that hypothetically would be recognized on these earnings if they were repatriated.

There were no changes in the rates of taxes in the countries where we operate in the period. The total amount presented as income tax and social contribution results in the financial statements is reconciled with the rates established by law, as follows:

	Three-month period ended (unaudited)
	September 30, 2012			June 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	(721)	1,813	1,613	(238)	1,375	4,187	793	4,980
Exchange variation (not taxable) or not deductible	—	(25)	(25)	—	368	368	—	(188)	(188)
	2,534	(746)	1,788	1,613	130	1,743	4,187	605	4,792

Tax at Brazilian composite rate	(861)	254	(607)	(548)	(44)	(592)	(1,424)	(207)	(1,631)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	—	313	341	—	341	578	—	578
Difference on tax rates of foreign income	—	(171)	(171)	—	164	164	—	331	331
Tax incentives	84	—	84	—	—	—	67	—	67
Social contribution contingency payment	—	—	—	—	—	—	506	—	506
Other non-taxable, income/non deductible expenses	15	(14)	1	(46)	(43)	(89)	36	(238)	(202)
	(449)	69	(380)	(253)	77	(176)	(237)	(114)	(351)
Reversal of deferred tax (see note 5.a)	—	—	—	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	(449)	69	(380)	983	77	1,060	(237)	(114)	(351)

	Nine-month period ended (unaudited)
	September 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,104	163	7,267	16,008	5,238	21,246
Exchange variation (not taxable) or not deductible	—	143	143	—	(70)	(70)
	7,104	306	7,410	16,008	5,168	21,176

Tax at Brazilian composite rate	(2,415)	(103)	(2,518)	(5,443)	(1,758)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,033	—	1,033	1,272	—	1,272
Difference on tax rates of foreign income	—	289	289	—	1,298	1,298
Tax incentives	174	—	174	430	—	430
Social contribution contingency payment	—	—	—	506	—	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(3)	(84)	(87)	(14)	(285)	(299)
	(1,211)	102	(1,109)	(3,249)	(886)	(4,135)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	25	102	127	(3,249)	(886)	(4,135)

Whereas published on December 31, 2011, there were no changes in tax incentives received by the company.

The Company’s income taxes are subject to examination by the tax authorities for up to five years with respect to Brazil, up to ten years in Indonesia and up to seven years in Canada.

The reconciliation of the beginning and end of period amount of the uncertain income tax positions is as follows: (see note 17(b)) tax — related actions)

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30,2012	September 30, 2011
Beginning of the period	271	272	372	263	2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)	—	(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338

For the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, there were US$ 10, US$ 1 and US$ 0, respectively, and for the nine-month periods ended September 30, 2012 and September 30, 2011 there were US$ 11 and US$ 11, respectively, of unrecognized tax benefits that, if recognized, would affect the Company’s annual effective tax rate.

The Company recognizes interest accrued related to unrecognized tax benefits in financial expense and penalties in other operating expenses. The interest and penalties recognized in the statement of income in September 30, 2012, June 30, 2012 and September 30, 2011 were US$(2), US$3 and US$1, respectively and for the nine-month periods ended September 30, 2012 and September 30, 2011 there were US$ 5 and US$ (16), respectively. The Company had accrued US$81 at September 30, 2012 and US$73 at December 31, 2011 for the payment of interest and penalties.

Cash and cash equivalents	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

7              Cash and cash equivalents

	September 30, 2012	December 31, 2011
	(unaudited)
Cash	1,084	945
Short-term investments	6,867	2,586
	7,951	3,531

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the Brazilian Interbank Certificate of Deposit (“CDI”), and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

The increase in cash equivalents during the 2012, is mainly related to the cash provided by operating activities and the notes issued during 2012 (note 13).

Short-term investment	9 Months Ended
Sep. 30, 2012
Short-term investment
Short-term investment
8              Short-term investment
	September 30, 2012	December 31, 2011
	(unaudited)
Time Deposits	685	—
	685	—

Inventories	9 Months Ended
Sep. 30, 2012
Inventories
Inventories

9              Inventories

	September 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,655	1,771
Iron ore and pellets	1,289	1,137
Manganese and ferroalloys	94	240
Fertilizer	370	387
Copper concentrate	85	72
Coal	297	277
Others	47	91
Spare parts and maintenance supplies	1,307	1,276
	5,144	5,251

On September 30, 2012 the inventory includes provision for adjustment to market value for manganese in the amount of US$ 9.

Assets and liabilities held for sale	9 Months Ended
Sep. 30, 2012
Assets and liabilities held for sale
Assets and liabilities held for sale

10           Assets and liabilities held for sale

In July 2012, we have signed a share purchase agreement to sell our manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$ 160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$ 22 presented in our statement of income as “gain (loss) on sale of assets”.

The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkerque, France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

In the third quarter we decided to sell and further charter 10 large ore carriers with Polaris Shipping Co. Ltd. (Polaris). The transaction in addition to unlocking capital preserves Vale’s capacity of maritime transportation of iron ore, since the vessels will be available but without the ownership and operational risks. At September, 30 this assets are recognized in Assets Held for Sale, in the subgroup property, plant and equipment.

September 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	47
Recoverable taxes	5
Inventories	107
Property, plant and equipment	627
Other	3
Total	789

Liabilities related to assets held for sale
Suppliers	22
Deferred income tax	8
Others	9
Total	39

Investments in affiliated companies and joint ventures	9 Months Ended
Sep. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

11           Investments in affiliated companies and joint ventures

	September 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
							Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	Net income (loss) of the period	September 30, 2012	December 31, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	351	42	179	173	13	3	16	21	39	—	26	—	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	200	67	102	115	3	29	(14)	34	(6)	25	11	—	36	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	208	44	104	78	7	8	5	22	23	—	10	15	10	32
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	124	14	63	80	—	1	16	7	41	—	18	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	7	26	29	1	(3)	1	1	(3)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,470	1,037	788	528	169	140	207	519	692	—	—	225	—	700
Baovale Mineração SA - BAOVALE	50.00	50.00	61	8	31	35	2	2	2	4	6	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	93	2	23	23	—	—	(1)	—	(1)	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	98	(32)	44	48	(6)	(7)	(2)	(15)	(3)	—	—	—	—	—
					1,360	1,109	189	173	230	593	788	25	65	240	90	774
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,297	177	324	282	10	16	26	45	68	—	—	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(208)	(40)	(51)	(43)	(3)	(3)	(2)	(10)	(11)	—	—	—	—	—
					273	239	7	13	24	35	57	—	—	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	327	47	130	144	8	4	(1)	19	2	—	—	—	—	—
					130	144	8	4	(1)	19	2	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	478	(6)	239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
					239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	5	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	100	—	25	4	(1)	1	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	1	—	—	—	—	—	—	—	—	—	—
					31	11	(1)	1	—	—	—	—	—	—	—	—
Aluminum
Norsk Hydro ASA (4)	21.65	21.65	14,439	(162)	3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
					3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	286	(26)	96	114	6	(4)	—	(9)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,237	203	588	551	36	19	32	95	103	—	—	—	—	7
					684	665	42	15	32	86	101	—	—	—	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	36	178	161	2	9	2	17	15	—	—	—	—	—
Companhia Siderúrgica do PECEM - CSP	50.00	50.00	930	(8)	465	267	(2)	(1)	—	(4)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,468	(388)	1,469	1,607	(19)	(46)	(72)	(104)	(90)	—	—	—	—	—
					2,112	2,035	(19)	(38)	(70)	(91)	(75)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	848	(19)	77	75	(1)	(1)	—	(2)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	190	(91)	100	145	(8)	(8)	(1)	(48)	(16)	—	—	—	—	—
Others	—	—	—	—	173	209	—	1	—	1	—	—	—	—	—	—
					350	429	(9)	(8)	(1)	(49)	(16)	—	—	—	—	—
Total					8,305	8,093	154	158	282	555	968	25	112	240	197	833

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 53 in September 30, 2012 and US$58 in December, 2011.

(3) Available for sale.

(4) The investment is adjusted based on our acquisition.

Short-term debt	9 Months Ended
Sep. 30, 2012
Short-term debt
Short-term debt
12 Short-term debt Short-term borrowings outstanding on September 30, 2012 are from commercial banks for export financing denominated in US dollars with average annual interest rates of 1.73%.

Long-term debt	9 Months Ended
Sep. 30, 2012
Long-term debt
Long-term debt

13           Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	699	496	3,938	2,693
Others	14	9	262	52
Fixed Rate Notes
US dollars	124	410	12,757	10,073
EUR	—	—	1,929	970
Accrued charges	245	221	—	—
	1,082	1,136	18,886	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	161	247	4,466	5,245
Basket of currencies	1	—	2	—
Non-convertible debentures	—	—	2,351	2,505
US dollars denominated	164	—	1,189	—
Accrued charges	124	112	—	—
	450	359	8,008	7,750
Total	1,532	1,495	26,894	21,538

The long-term portion at September 30, 2012 (unaudited) was as follows:

2013	2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
26,894

At September 30, 2012 (unaudited) annual interest rates on long-term debt were as follows:

Up to 3%	5,314
3.1% to 5% (*)	5,588
5.1% to 7% (**)	12,019
7.1% to 9% (**)	3,943
9.1% to 11% (**)	1,097
Over 11% (**)	465
28,426

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and Brazilian Government Long-term Interest Rates (“TJLP”) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,712 of which US$ 6,337 has an original interest rate above 5.1% per year. The average cost after taking into account the derivative transactions is 2.64% per year in US dollars.

The average cost of all derivative transactions is 3.07% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of September 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,032	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	377	364
					2,409	2,531

Long-term portion					2,351	2,505
Accrued charges					58	26
					2,409	2,531

The indexation indices/ rates applied to our debt were as follows (unaudited):

	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	4.5	(1.5)
IGP-M - General Price Index - Market	3.7	2.6	1.0	6.9	4.1
Appreciation (devaluation) of Real against US dollar	(1.8)	(8.6)	18.8	(8.4)	25.3

In September 2012, Vale issued US$ 1,5 billion notes due 2042. The notes were sold at a price of 99.198% of the principal amount and will bear a coupon of 5.625% per year, payable semi-annually.

In August 2012, Vale International entered into a bilateral Pre-export Financing Agreement with a commercial bank in an amount of US$ 150 maturing in 5 years from its disbursement date. As of September 30, 2012, Vale International withdrew the total amount of this facility.

On July 10, 2012 we issued €750, equivalent to US$ 919, euro-denominated notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at a price of 99.608% of the principal amount.

In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$ 1,250 notes due 2022 that were priced in March at a price of 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas’s US$ 1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were sold at a price of 98.804% of the principal amount.

All the securities issued through our wholly-owned subsidiary Vale Overseas Limited, are fully and unconditionally guaranteed by Vale.

Credit Lines

In September 2012, Vale entered into a R$3.9 billion financing agreement (US$ 1,9 billion) with Banco Nacional de Desenvolvimento Econômico Social (“BNDES”) to finance the implementation of the CLN 150 Mtpy project, which will expand logistics infrastructure in Vale’s Northern System. As of September 30, 2012, we had drawn R$ 1,3 billion (US$ 0,6 billion) under this facility.

In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards.  The agreement provides a credit line of up to US$ 530.  As of September 30, 2012, Vale had drawn US$ 432 under the facility and the remaining portion of the Facility was canceled.

In October 2010, we signed an agreement with Export Development Canada (“EDC”) to finance our investment program. Under the agreement, EDC will provide a credit line of up to US$ 1 billion. As of September 30, 2012, Vale had drawn US$ 925.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of September 30, 2012, we had drawn US$ 712 under this facility.

In June 2010, Vale established certain facilities with BNDES for a total amount of R$ 774, (US$ 382), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 51). As of September 30, 2012, we had drawn R$ 787 (US$ 388) under these facilities.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (“JBIC”) and US$ 2 billion with Nippon Export and Investment Insurance (“NEXI”), to finance mining projects, logistics and energy generation. Until September 30, 2012, Vale through its subsidiary PT Vale Indonesia Tbk (“PTVI”) withdrew US$ 300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 3.6 billion) with BNDES to finance its investment program. As of September 30, 2012, Vale withdrew R$ 3,260 (US$ 1,609) in this line.

Revolving credit lines

Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On September 30, 2012, the total amount available under the revolving credit lines was US$3 billion, which can be drawn by Vale S.A., Vale Canada Limited and Vale International.

Guarantee

On September 30, 2012, US$ 1,334 of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of September 30, 2012.

Stockholders' equity	9 Months Ended
Sep. 30, 2012
Stockholders' equity
Stockholders' equity

14           Stockholders’ equity

Stockholders

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

On October 16, 2012 (subsequent event), the Board of Directors approved the payment of dividends and interest on own capital (“JCP”), the total gross amount of R$ US$ 1,670 (R$ 3,405) and US$ 1,330 (R$ 2,710), respectively, equivalent to US$ 0.324136216 and US$ 0.258006563 per outstanding share of Vale.

In April 2012, we paid interest on capital in the total amount of US$ 3 billion, corresponding to US$ 0.588547644 per outstanding share, common or preferred shares, of Vale issuance.

In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion.

Mandatorily convertible

In June 2012, the notes series VALE and VALE.P-2012 were converted into American Depositary Shares (“ADS”) and represent an aggregate of 15,839,592 common shares and 40,241,968 preferred class A shares respectively. The Conversion was made using 56,081,560 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$ (251) was accounted for in additional paid-in capital in the stockholder’s equity.

In May 2012, Vale paid additional remuneration to holders of those mandatorily convertible notes, in the amount of US$ 1.463648 and US$ 1.692869 per note, respectively.

Earnings per share

Earnings per share amounts have been calculated as follows:

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net income from continuing operations	1,669	2,662	4,935	8,158	18,213
Remuneration attributed to preferred convertible notes	—	(33)	(40)	(44)	(82)
Remuneration attributed to common convertible notes	—	(14)	(16)	(20)	(34)
Net income for the period adjusted	1,669	2,615	4,879	8,094	18,097
Earnings per share

Income available to preferred stockholders	637	989	1,846	3,063	6,871
Income available to common stockholders	1,032	1,626	2,972	5,031	11,001
Income available to convertible notes linked to preferred	—	—	44	—	162
Income available to convertible notes linked to common	—	—	17	—	63
	1,669	2,615	4,879	8,094	18,097
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,967,722	1,928,076	1,986,461	1,930,600	2,002,352
Weighted average number of shares outstanding (thousands of shares) - common shares	3,185,653	3,170,048	3,197,984	3,171,041	3,206,032
Total	5,153,375	5,098,124	5,184,445	5,101,641	5,208,384

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	—	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	—	18,416	—	18,416
Total	—	—	65,701	—	65,701

Total
Earnings per preferred share	0.32	0.51	0.93	1.59	3.43
Earnings per common share	0.32	0.51	0.93	1.59	3.43
Earnings per convertible note linked to preferred	—	—	1.78	—	5.16
Earnings per convertible note linked to common share	—	—	1.79	—	5.32

The Company does not disclose a calculation for diluted earnings per share because the effect is anti-dilutive.

Pension plans	9 Months Ended
Sep. 30, 2012
Pension plans
Pension plans

15           Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2011, that we expected to contribute US$262 to our defined benefit pension plan in 2012. As of September 30, 2012, total contributions of US$ 231 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	14	10
Interest cost on projected benefit obligation	125	52	26
Expected return on assets	(212)	(50)	—
Amortizations and (gain) / loss	—	28	(3)
Net periodic pension cost (credit)	(80)	44	33

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Nine-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	22	46	27
Interest cost on projected benefit obligation	368	180	78
Expected return on assets	(644)	(178)	—
Amortizations and (gain) / loss	—	50	(7)
Net periodic pension cost (credit)	(254)	98	98

	Nine-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

Long-term incentive compensation plan	9 Months Ended
Sep. 30, 2012
Long-term incentive compensation plan
Long-term incentive compensation plan

16           Long-term incentive compensation plan

Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However if, the shares are held for a three-year period and the executive is continually employed by Vale during that period.  The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates, the total shares linked to the plan at September 30, 2012 and December 31, 2011, are 4,430,289 and 3,012,538, respectively.

Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At September 30, 2012, December 31, 2011, we recognized a liability of US$67, US$109, respectively.

Commitments and contingencies	9 Months Ended
Sep. 30, 2012
Commitments and contingencies
Commitments and contingencies

17           Commitments and contingencies

a)    Nickel project — New Caledonia

In regards to the construction and installation of our nickel and cobalt processing plant in New Caledonia, we have provided significant guarantees in respect of our financing arrangements which are outlined below.

In connection with the Girardin Act tax - advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from VNC, associated with the Girardin Act lease financing. We also committed that assets associated with the Girardin Act lease financing would be substantially completed by December 31, 2012 and that the assets would operate for a five year period from then on and meet specified production criteria. We believe the likelihood of the guarantee being called upon to be remote.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, exceeded US$4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached and the put option discussion and decision period was extended to July 31, 2012. In light of the delay in ramping up the project, we are currently finalizing an agreement with Sumic which will change the trigger on the put option from a cost threshold to a production threshold and will defer the possibility to exercise the put option into the first quarter of 2015 and will increase Vale’s ownership in VNC from 74% to 80.5%  in the fourth quarter of 2012.

In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$745 that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, post-retirement benefits, community service commitments and import and export duties.

b)    Contingencies

We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits is as follows:

	September 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	783	879	751	895
Civil claims	283	191	248	151
Tax - related actions	1,195	455	654	413
Others	31	5	33	5
	2,292	1,530	1,686	1,464

Labor and social security related actions principally comprise claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

Tax related actions principally comprise challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

On September 2012, we has considered as probable the loss related to the deductibility of transportation expenditures in the amount upon which the Compensação Financeira pela Exploração - CFEM is calculated, increasing the provision of US$ 542 (R$ 1.1 billion). At September 30, 2012 the total liability in relation to CFEM was US$ 703.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, totaled US$ 4, US$ 15 and US$ 3 and nine-month periods ended September 30, 2012 and September 30, 2011 totaled US$ 31 and US$ 13, respectively. Provisions net recognized in the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, totaled US$ 586, US$ 24 and US$ 33 and nine-month periods ended September 30, 2012 and September 30, 2011 totaled US$ 668 and US$ 112, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$ 21,102 at September 30, 2012, and for which no provision has been made (December 31, 2011 — US$22,449). The main categories of claims are as follows:

	September 30, 2012 (unaudited)	December 31, 2011
Labor and social security claims	1,834	1,922
Civil claims	1,776	1,484
Tax - related actions	16,366	17,967
Others	1,126	1,076
	21,102	22,449

The largest individual claim classified as reasonably possible tax contingencies refers to tax assessments against us regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

The Brazilian federal tax authority (Receita Federal do Brasil) contends that we should pay those taxes and contributions on the net income of our non-Brazilian subsidiaries and affiliates. The position of the tax authority is based on Article 74 of Brazilian Provisional Measure 2,158-35/2001, a tax regulation issued in 2001 by Brazil’s President, and on implementing regulations adopted by the tax authority under Article 74. The tax authority has issued four tax assessments (autos de infração) against us for payment of US$5,866 at September 30, 2012 (US$ 6,644 at December 31 2011) in taxes in accordance with Article 74 for the tax years 1996 through 2008, plus interest and penalties of US$9,036 at September 30, 2012 (US$ 9,781 at December 31, 2011) through September 30, 2011, amounting to a total of US$ 14,902 (US$ 16,425 at December 31, 2011). The decline in the value from December 31, 2011, was caused by the cancelation by the tax authority of the part of the claim related to the exchange variation over the foreign subsidiaries, in amount of US$ 815.

c) Participative Debentures

At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed. As at September 30, 2012 the total amount of these debentures was US$ 1,717 (US$ 1,336 in December 31, 2011).

The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

On October 2, 2012 (subsequent event) we paid second semester remuneration in the amount of US$ 4 (R$ 9). In April 2012 we paid first semester remuneration on these debentures in the amount of US$ 6.

d) Description of New Leasing Arrangements

During the quarter we entered into operating lease agreements with our joint ventures Hispanobrás. The lease terms are from 3 years, renewable.

The following is a schedule by year of future minimum rental payments required under the four pellet plants operating leases (Hispanobrás, Nibrasco, Itabrasco and Kobrasco) that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2012:

2012	16
2013	37
2014	21
2015	16
2016 thereafter	30
Total minimum payments required	120

The total expenses of operating leases for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 was US$ 13, US$ 10 and US$ 10, respectively. Also the total expenses of operating leases for the nine-month periods ended September 30, 2012 and 2011 was US$ 39 and US$ 31, respectively.

e) Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Beginning of period	1,814	1,862	1,410	1,770	1,368
Liability recognized upon consolidation of Vale Canada
Accretion expense	54	49	29	137	100
Liabilities settled in the current period	(5)	—	(11)	(9)	(41)
Revisions in estimated cash flows	4	3	(3)	36	(76)
Cumulative translation adjustment	—	(100)	(152)	(67)	(78)
End of period	1,867	1,814	1,273	1,867	1,273

Current liabilities	64	41	54	64	54
Non-current liabilities	1,803	1,773	1,219	1,803	1,219
Total	1,867	1,814	1,273	1,867	1,273

Other expenses	9 Months Ended
Sep. 30, 2012
Other expenses.
Other expenses

18           Other expenses

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Contingencies (*)	586	24	33	668	112
Provision for loss assets	54	36	69	129	188
Fundação Vale do Rio Doce - FVRD	14	10	34	24	111
Damage cost	—	65	—	65	98
Pre operating, stoppage and start up	364	324	328	1,007	805
Others	53	145	179	468	473
	1,071	604	643	2,361	1,787

(*) See note 17 (b)

Fair value disclosure of financial assets and liabilities	9 Months Ended
Sep. 30, 2012
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

19           Fair value disclosure of financial assets and liabilities

The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and sets out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a) Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the inherent risks in the inputs to the valuation technique.

These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value are classified and disclosed as follows:

Level 1 — Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 — Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

Level 3 — Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b) Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at September 30, 2012 and December 31, 2011 are summarized below:

·              Available-for-sale securities

They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available.  When there is no market value, we use inputs other than quoted prices.

·              Derivatives

The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated in. It is also used for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

·              Debentures

The fair value is measured by the market approach method, and the reference price is available on the secondary market.

The tables below presents the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	September 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized losses on derivatives	(791)	(791)	—	(791)
Debentures	(1,717)	(1,717)	—	(1,717)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

c) Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the three-month period ended September 30, 2012, we have not recognized any impairment for those items.

d) Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	September 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(28,057)	(30,417)	(23,374)	(7,043)
Perpetual Notes (b)	(83)	(83)	—	(83)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 367 and US$ 333 as of September 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non-current liabilities).

Segment and geographical information	9 Months Ended
Sep. 30, 2012
Segment and geographical information
Segment and geographical information

20           Segment and geographical information

The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Three-month period ended (unaudited)
	September 30, 2012						June 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741
Cost and expenses	(3,823)	(1,598)	(894)	(414)	(161)	(6,890)	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)
Research and development	(187)	(108)	(29)	(4)	(32)	(360)	(170)	(122)	(23)	(2)	(42)	(359)	(188)	(100)	(32)	(37)	(83)	(440)
Depreciation, depletion and amortization	(460)	(410)	(127)	(56)	(13)	(1,066)	(508)	(402)	(114)	(57)	(3)	(1,084)	(439)	(379)	(129)	(64)	(7)	(1,018)
Loss on sale of assets	—	—	—	—	—	—	(377)	—	—	—	—	(377)	—	—	—	—	—	—
Operating income	3,095	(350)	45	(25)	(118)	2,647	4,370	(316)	46	(45)	(132)	3,923	8,292	181	78	6	(184)	8,373
Financial Result	(918)	57	3	15	9	(834)	(2,504)	41	(57)	(21)	(7)	(2,548)	(2,865)	(206)	(129)	(149)	(44)	(3,393)
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	197	(56)	—	41	(28)	154	186	3	—	15	(46)	158	248	118		32	(116)	282
Income taxes	(405)	54	(19)	(12)	2	(380)	(164)	14	1,209	3	(2)	1,060	(224)	(106)	(13)	(8)	—	(351)
Noncontrolling interests	16	50	4	—	12	82	24	54	(25)	—	16	69	52	(9)	(22)	—	3	24
Net income attributable to the Company’s stockholders	1,985	(245)	33	19	(123)	1,669	1,912	(204)	1,173	(48)	(171)	2,662	5,503	(22)	(86)	(119)	(341)	4,935

Sales classified by geographic destination:
Foreign market
America, except United States	161	229	8	—	—	398	207	256	17	—	4	484	331	289	24	—	13	657
United States	18	201	19	—	—	238	54	344	12	—	—	410	46	403	—	—	—	449
Europe	1,301	638	34	—	—	1,973	1,799	475	37	—	10	2,321	2,552	553	48	—	14	3,167
Middle East/Africa/Oceania	245	15	6	—	—	266	373	19	1	—	—	393	452	34	—	—	—	486
Japan	1,064	159	—	—	—	1,223	1,067	202	—	—	4	1,273	1,658	277	—	—	2	1,937
China	3,273	231	—	—	—	3,504	3,538	264	—	—	—	3,802	5,612	271	—	—	44	5,927
Asia, other than Japan and China	707	286	18	—	—	1,011	921	219	15	—	—	1,155	693	440	—	—	—	1,133
Brazil	796	7	1,010	449	88	2,350	975	2	841	408	86	2,312	1,419	20	965	502	79	2,985
	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741

Results by segment

	Nine-month period ended (unaudited)
	September 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634
Cost and expenses	(10,787)	(4,530)	(2,294)	(1,219)	(602)	(19,432)	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)
Research and development	(496)	(326)	(67)	(7)	(122)	(1,018)	(430)	(272)	(66)	(88)	(289)	(1,145)
Depreciation, depletion and amortization	(1,474)	(1,186)	(350)	(177)	(18)	(3,205)	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)
Gain (Loss) on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	11,605	(720)	136	(143)	(458)	10,420	21,896	2,732	150	(31)	(658)	24,089
Financial Result	(3,202)	103	(50)	(15)	11	(3,153)	(1,940)	(643)	(37)	(185)	(38)	(2,843)
Foreign exchange and monetary gains (losses), net
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	628	(19)	—	86	(140)	555	845	113	—	101	(91)	968
Income taxes	(1,073)	53	1,179	(28)	(4)	127	(3,325)	(735)	(67)	(8)	—	(4,135)
Noncontrolling interests	54	163	(39)	—	31	209	55	38	(19)	—	60	134
Net income attributable to the Company’s stockholders	8,012	(420)	1,226	(100)	(560)	8,158	17,531	1,505	27	(123)	(727)	18,213

Sales classified by geographic destination:
Foreign market
America, except United States	551	739	38	36	15	1,379	876	1,009	44	—	13	1,942
United States	101	901	53	—	1	1,056	56	1,272	1	—	2	1,331
Europe	4,457	1,588	115	—	23	6,183	6,992	1,727	108	—	43	8,870
Middle East/Africa/Oceania	933	86	7	—	—	1,026	1,250	107	—	—	1	1,358
Japan	3,314	511	—	—	6	3,831	4,278	951	—	—	6	5,235
China	10,206	651	—	—	—	10,857	13,950	927	—	—	79	14,956
Asia, other than Japan and China	2,288	768	49	—	2	3,107	2,363	1,135	16	—	1	3,515
Brazil	2,889	78	2,585	1,224	237	7,013	4,199	138	2,522	1,306	262	8,427
	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634

Operating segment

	Three-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,541	(51)	5,490	(2,909)	2,581	(381)	2,200	34,328	2,500	101
Pellets	1,687	(44)	1,643	(643)	1,000	(48)	952	1,991	35	1,259
Manganese	57	(1)	56	(18)	38	(2)	36	88	12	—
Ferroalloys	55	(10)	45	(15)	30	(5)	25	172	1	—
Coal	225	—	225	(319)	(94)	(24)	(118)	4,290	288	273
	7,565	(106)	7,459	(3,904)	3,555	(460)	3,095	40,869	2,836	1,633
Base Metals
Nickel and other products (a)	1,439	—	1,439	(1,368)	71	(370)	(299)	30,470	656	31
Copper (b)	327	—	327	(338)	(11)	(40)	(51)	4,489	175	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	1,766	—	1,766	(1,706)	60	(410)	(350)	34,959	831	3,526
Fertilizers
Potash	78	(4)	74	(57)	17	(4)	13	1,803	839	—
Phosphates	783	(23)	760	(648)	112	(97)	15	7,357	48	—
Nitrogen	208	(26)	182	(162)	20	(26)	(6)	536	24	—
Others fertilizers products	26	(3)	23	—	23	—	23	330	3	—
	1,095	(56)	1,039	(867)	172	(127)	45	10,026	914	—

Logistics
Railroads	308	(53)	255	(280)	(25)	(44)	(69)	1,402	224	588
Ports	141	(16)	125	(69)	56	(12)	44	594	16	96
Ships	—	—	—	—	—	—	—	2,296	66	—
	449	(69)	380	(349)	31	(56)	(25)	4,292	306	684
Others	88	(7)	81	(186)	(105)	(13)	(118)	1,949	97	2,462
	10,963	(238)	10,725	(7,012)	3,713	(1,066)	2,647	92,095	4,984	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (a)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (b)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	18,033	(187)	17,846	(7,328)	10,518	(1,137)	9,381	34,328	5,341	101
Pellets	5,346	(171)	5,175	(2,112)	3,063	(168)	2,895	1,991	295	1,259
Manganese	162	(4)	158	(107)	51	(9)	42	88	18	—
Ferroalloys	308	(34)	274	(222)	52	(36)	16	172	117	—
Coal	890	—	890	(1,118)	(228)	(124)	(352)	4,290	838	273
	24,739	(396)	24,343	(10,887)	13,456	(1,474)	11,982	40,869	6,609	1,633
Base Metals
Nickel and other products (a)	4,538	—	4,538	(4,082)	456	(1,110)	(654)	30,470	1,883	31
Copper (b)	784	(2)	782	(772)	10	(76)	(66)	4,489	701	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	5,322	(2)	5,320	(4,854)	466	(1,186)	(720)	34,959	2,584	3,526
Fertilizers
Potash	229	(14)	215	(176)	39	(19)	20	1,803	902	—
Phosphates	1,961	(61)	1,900	(1,565)	335	(254)	81	7,357	141	—
Nitrogen	593	(76)	517	(461)	56	(77)	(21)	536	31	—
Others fertilizers products	64	(8)	56	—	56	—	56	330	4	—
	2,847	(159)	2,688	(2,202)	486	(350)	136	10,026	1,078	—

Logistics
Railroads	867	(148)	719	(789)	(70)	(136)	(206)	1,402	257	588
Ports	393	(42)	351	(247)	104	(41)	63	594	77	96
Ships	—	—	—	—	—	—	—	2,296	194	—
	1,260	(190)	1,070	(1,036)	34	(177)	(143)	4,292	528	684
Others	284	(33)	251	(691)	(440)	(18)	(458)	1,949	374	2,462
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	34,452	(780)	33,672	(20,047)	13,625	(3,205)	10,420	92,095	11,173	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (a)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (b)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Derivative financial instruments	9 Months Ended
Sep. 30, 2012
Derivative financial instruments
Derivative financial instruments

21           Derivative financial instruments

Risk management policy

Vale considers that the effective management of risks is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company’s risk management. It’s also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

The Company may, when necessary, allocate specific risk limits to management activities, including but not limited to, market risk limit, corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

Vale is exposed to the behavior of various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow, and ensuring strategies adherence to the proposed objectives.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

· Interest rates;

· Foreign exchange;

· Product prices and input costs.

Foreign exchange rate and interest rate risk

Vale’s cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian real and the Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.

For hedging revenues, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

Vale implemented hedge transactions to protect its cash flow against the market risks that arises from its debt obligations — mainly currency volatility. We use swap transactions to convert debt linked to Brazilian real into US dollar that have similar - or sometimes shorter - settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions.

Swaps with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

Vale is also exposed to several market risks associated with commodities prices volatility. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

The cash flow of the Company is also exposed to market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

Vale’s wholly-owned subsidiary Vale Canada Ltd has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At September 30, 2012, Vale had outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	September 30, 2012 (unaudited)		December 31, 2011		September 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	203	1	410	60	81	871	49	590
EuroBond Swap	—	—	—	—	5	36	4	32
Pre Dollar Swap	17	—	19	—	—	61	—	41
Treasury future	—	—	—	—	—	—	5	—
	220	1	429	60	86	968	58	663
Commodities price risk
Nickel
Fixed price program	—	—	1	—	6	—	1	—
Bunker Oil	7	—	4	—	1	—	—	—
	7	—	5	—	7	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	46	—	161	—	—	—	—	—
Foreign exchange cash flow hedge	8	14	—	—	26	—	14	—
	54	14	161	—	26	—	14	—
Total	281	15	595	60	119	968	73	663

	(unaudited)
	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(55)	(407)	(685)	(255)	(121)	(29)	(180)	(63)	(338)	(223)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	3	—	—	—	—	—
Swap NDF	—	—	(1)	—	(1)	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	8	(36)	(59)	(9)	(6)	—	—	1	4	1	—	—	—	—	—
Pre Dollar Swap	(4)	(16)	(21)	(8)	(13)	(6)	(5)	—	(15)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	164	—	117	—	—	31	—	31	—	—	—	—	—
South African Rande Forward	—	—	(10)	—	(8)	—	—	8	—	8	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	—	—	9	—	—	—	—	(3)	—	—	—	—	—	—
	(51)	(459)	(612)	(263)	(32)	(35)	(185)	(22)	(352)	(182)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	(7)	8	8	(2)	33	(2)	(5)	(5)	(1)	(25)	—	—	—	—	—
Purchase program	—	—	1	—	1	—	—	—	—	—	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil	1	—	1	1	35	(1)	—	(13)	(5)	(36)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	(6)	8	10	(1)	84	(3)	(5)	(18)	(6)	(50)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil	—	—	—	—	—	—	—	—	—	—	19	(14)	—	5	—
Aluminum	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4
Strategic Nickel	45	35	15	132	(35)	(44)	(36)	(15)	(131)	35	(51)	(21)	198	(115)	326
Foreign exchange cash flow hedge	—	—	19	—	19	(1)	—	(19)	(1)	(32)	47	(77)	(49)	22	(35)
	45	35	34	132	(16)	(45)	(36)	(34)	(132)	3	15	(112)	149	(88)	295
Total	(12)	(416)	(568)	(132)	29	(83)	(226)	(74)	(490)	(229)	15	(112)	149	(88)	295

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates / Currencies	January 2023
Bunker Oil	December 2012
Nickel	January 2013

Board of Directors, Fiscal Council, Advisory committees and Executive Officers	9 Months Ended
Sep. 30, 2012
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

22        Board of Directors, Fiscal Council, Advisory committees and Executive Officers

Board of Directors

Dan Antônio Marinho Conrado

Chairman

Mário da Silveira Teixeira Júnior

Vice-President

Fuminobu Kawashima

José Mauro Mettrau Carneiro da Cunha

Luciano Galvão Coutinho

Marcel Juviniano Barros

Nelson Henrique Barbosa Filho

Oscar Augusto de Camargo Filho

Paulo Soares de Souza

Renato da Cruz Gomes

Robson Rocha

Alternate

Deli Soares Pereira

Eduardo de Oliveira Rodrigues Filho

Eustáquio Wagner Guimarães Gomes

Hajime Tonoki

Luiz Carlos de Freitas

Luiz Maurício Leuzinger

Marco Geovanne Tobias da Silva

Paulo Sergio Moreira da Fonseca

Raimundo Nonato Alves Amorim

Sandro Kohler Marcondes

Advisory Committees of the Board of Directors

Controlling Committee

Luiz Carlos de Freitas

Paulo Ricardo Ultra Soares

Paulo Roberto Ferreira de Medeiros

Executive Development Committee

José Ricardo Sasseron

Luiz Maurício Leuzinger

Oscar Augusto de Camargo Filho

Strategic Committee

Murilo Pinto de Oliveira Ferreira

Dan Antônio Marinho Conrado

Luciano Galvão Coutinho

Mário da Silveira Teixeira Júnior

Oscar Augusto de Camargo Filho

Finance Committee

Luciano Siani Pires

Eduardo de Oliveira Rodrigues Filho

Luciana Freitas Rodrigues

Luiz Maurício Leuzinger

Governance and Sustainability Committee

Gilmar Dalilo Cezar Wanderley

Renato da Cruz Gomes

Ricardo Simonsen

Fiscal Council

Marcelo Amaral Moraes

Chairman

Aníbal Moreira dos Santos

Antonio Henrique Pinheiro Silveira

Arnaldo José Vollet

Alternate

Cícero da Silva

Oswaldo Mário Pêgo de Amorim Azevedo

Paulo Fontoura Valle

Executive Officers

Murilo Pinto de Oliveira Ferreira

President & CEO

Vânia Lucia Chaves Somavilla

Executive Director, HR, Health & Safety, Sustainability and Energy

Luciano Siani Pires

Chief Financial Officer

Roger Allan Downey

Executive Director, Fertilizers and Coal

José Carlos Martins

Executive Director, Ferrous and Strategy

Galib Abrahão Chaim

Executive Director, Capital Projects Implementation

Humberto Ramos de Freitas

Executive Director, Logistics and Mineral Research

Gerd Peter Poppinga

Executive Director, Base Metals and IT

Marcus Vinicius Dias Severini

Chief Officer of Accounting and Control Department

Vera Lucia de Almeida Pereira Elias

Chief Accountant

CRC-RJ - 043059/O-8

Basis of consolidation (Policies)	9 Months Ended
Sep. 30, 2012
Basis of consolidation
Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 11).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output.  We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under the Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation (Policies)	9 Months Ended
Sep. 30, 2012
Basis of presentation
Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 and nine-month ended September 30, 2012 and 2011, prepared in accordance with accounting principles generally accepted in the United States of America (“USGAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“BRGAAP”), and the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”), which are the basis for our annual statutory financial statements, are unaudited. However, in our opinion, these condensed consolidated financial statements includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011 and the Nine-month period ended September 30, 2012 and September 30, 2011, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2012.

These condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2011, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated into US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at September 30, 2012 and December 31, 2011, were R$2.0260 and R$1.8683, respectively.

The Company and its operations (Tables)	9 Months Ended
Sep. 30, 2012
The Company and its operations
Principal consolidated operating subsidiaries

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC (a)	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

(a)           In a subsequent period, pursuant a contract with the Sultanate of Oman, we transferred 30 % of our shares to Oman Oil Company for US$ 71.

Income taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Three-month period ended (unaudited)
	September 30, 2012			June 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	(721)	1,813	1,613	(238)	1,375	4,187	793	4,980
Exchange variation (not taxable) or not deductible	—	(25)	(25)	—	368	368	—	(188)	(188)
	2,534	(746)	1,788	1,613	130	1,743	4,187	605	4,792

Tax at Brazilian composite rate	(861)	254	(607)	(548)	(44)	(592)	(1,424)	(207)	(1,631)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	—	313	341	—	341	578	—	578
Difference on tax rates of foreign income	—	(171)	(171)	—	164	164	—	331	331
Tax incentives	84	—	84	—	—	—	67	—	67
Social contribution contingency payment	—	—	—	—	—	—	506	—	506
Other non-taxable, income/non deductible expenses	15	(14)	1	(46)	(43)	(89)	36	(238)	(202)
	(449)	69	(380)	(253)	77	(176)	(237)	(114)	(351)
Reversal of deferred tax (see note 5.a)	—	—	—	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	(449)	69	(380)	983	77	1,060	(237)	(114)	(351)

	Nine-month period ended (unaudited)
	September 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,104	163	7,267	16,008	5,238	21,246
Exchange variation (not taxable) or not deductible	—	143	143	—	(70)	(70)
	7,104	306	7,410	16,008	5,168	21,176

Tax at Brazilian composite rate	(2,415)	(103)	(2,518)	(5,443)	(1,758)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,033	—	1,033	1,272	—	1,272
Difference on tax rates of foreign income	—	289	289	—	1,298	1,298
Tax incentives	174	—	174	430	—	430
Social contribution contingency payment	—	—	—	506	—	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(3)	(84)	(87)	(14)	(285)	(299)
	(1,211)	102	(1,109)	(3,249)	(886)	(4,135)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	25	102	127	(3,249)	(886)	(4,135)

Reconciliation of amounts due to uncertainty in income taxes

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30,2012	September 30, 2011
Beginning of the period	271	272	372	263	2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)	—	(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338

Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

	September 30, 2012	December 31, 2011
	(unaudited)
Cash	1,084	945
Short-term investments	6,867	2,586
	7,951	3,531

Short-term investment (Tables)	9 Months Ended
Sep. 30, 2012
Short-term investment
Short-term investment

	September 30, 2012	December 31, 2011
	(unaudited)
Time Deposits	685	—
	685	—

Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Inventories
Inventories

	September 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,655	1,771
Iron ore and pellets	1,289	1,137
Manganese and ferroalloys	94	240
Fertilizer	370	387
Copper concentrate	85	72
Coal	297	277
Others	47	91
Spare parts and maintenance supplies	1,307	1,276
	5,144	5,251

Assets and liabilities held for sale (Tables)	9 Months Ended
Sep. 30, 2012
Assets and liabilities held for sale
Assets held for sale and liabilities associated with assets held for sale

September 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	47
Recoverable taxes	5
Inventories	107
Property, plant and equipment	627
Other	3
Total	789

Liabilities related to assets held for sale
Suppliers	22
Deferred income tax	8
Others	9
Total	39

Investments in affiliated companies and joint ventures (Tables)	9 Months Ended
Sep. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	September 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
							Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	Net income (loss) of the period	September 30, 2012	December 31, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	351	42	179	173	13	3	16	21	39	—	26	—	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	200	67	102	115	3	29	(14)	34	(6)	25	11	—	36	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	208	44	104	78	7	8	5	22	23	—	10	15	10	32
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	124	14	63	80	—	1	16	7	41	—	18	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	7	26	29	1	(3)	1	1	(3)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,470	1,037	788	528	169	140	207	519	692	—	—	225	—	700
Baovale Mineração SA - BAOVALE	50.00	50.00	61	8	31	35	2	2	2	4	6	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	93	2	23	23	—	—	(1)	—	(1)	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	98	(32)	44	48	(6)	(7)	(2)	(15)	(3)	—	—	—	—	—
					1,360	1,109	189	173	230	593	788	25	65	240	90	774
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,297	177	324	282	10	16	26	45	68	—	—	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(208)	(40)	(51)	(43)	(3)	(3)	(2)	(10)	(11)	—	—	—	—	—
					273	239	7	13	24	35	57	—	—	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	327	47	130	144	8	4	(1)	19	2	—	—	—	—	—
					130	144	8	4	(1)	19	2	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	478	(6)	239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
					239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	5	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	100	—	25	4	(1)	1	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	1	—	—	—	—	—	—	—	—	—	—
					31	11	(1)	1	—	—	—	—	—	—	—	—
Aluminum
Norsk Hydro ASA (4)	21.65	21.65	14,439	(162)	3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
					3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	286	(26)	96	114	6	(4)	—	(9)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,237	203	588	551	36	19	32	95	103	—	—	—	—	7
					684	665	42	15	32	86	101	—	—	—	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	36	178	161	2	9	2	17	15	—	—	—	—	—
Companhia Siderúrgica do PECEM - CSP	50.00	50.00	930	(8)	465	267	(2)	(1)	—	(4)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,468	(388)	1,469	1,607	(19)	(46)	(72)	(104)	(90)	—	—	—	—	—
					2,112	2,035	(19)	(38)	(70)	(91)	(75)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	848	(19)	77	75	(1)	(1)	—	(2)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	190	(91)	100	145	(8)	(8)	(1)	(48)	(16)	—	—	—	—	—
Others	—	—	—	—	173	209	—	1	—	1	—	—	—	—	—	—
					350	429	(9)	(8)	(1)	(49)	(16)	—	—	—	—	—
Total					8,305	8,093	154	158	282	555	968	25	112	240	197	833

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 53 in September 30, 2012 and US$58 in December, 2011.

(3) Available for sale.

(4) The investment is adjusted based on our acquisition.

Long-term debt (Tables)	9 Months Ended
Sep. 30, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	699	496	3,938	2,693
Others	14	9	262	52
Fixed Rate Notes
US dollars	124	410	12,757	10,073
EUR	—	—	1,929	970
Accrued charges	245	221	—	—
	1,082	1,136	18,886	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	161	247	4,466	5,245
Basket of currencies	1	—	2	—
Non-convertible debentures	—	—	2,351	2,505
US dollars denominated	164	—	1,189	—
Accrued charges	124	112	—	—
	450	359	8,008	7,750
Total	1,532	1,495	26,894	21,538

Maturities of Long-term Debt

2013	2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
26,894

Annual interest rates on long-term debt

Up to 3%	5,314
3.1% to 5% (*)	5,588
5.1% to 7% (**)	12,019
7.1% to 9% (**)	3,943
9.1% to 11% (**)	1,097
Over 11% (**)	465
28,426

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and Brazilian Government Long-term Interest Rates (“TJLP”) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,712 of which US$ 6,337 has an original interest rate above 5.1% per year. The average cost after taking into account the derivative transactions is 2.64% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of September 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,032	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	377	364
					2,409	2,531

Long-term portion					2,351	2,505
Accrued charges					58	26
					2,409	2,531

Indexation rates applied to debt

	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	4.5	(1.5)
IGP-M - General Price Index - Market	3.7	2.6	1.0	6.9	4.1
Appreciation (devaluation) of Real against US dollar	(1.8)	(8.6)	18.8	(8.4)	25.3

Stockholders' equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' equity
Basic and diluted earnings per share

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net income from continuing operations	1,669	2,662	4,935	8,158	18,213
Remuneration attributed to preferred convertible notes	—	(33)	(40)	(44)	(82)
Remuneration attributed to common convertible notes	—	(14)	(16)	(20)	(34)
Net income for the period adjusted	1,669	2,615	4,879	8,094	18,097
Earnings per share

Income available to preferred stockholders	637	989	1,846	3,063	6,871
Income available to common stockholders	1,032	1,626	2,972	5,031	11,001
Income available to convertible notes linked to preferred	—	—	44	—	162
Income available to convertible notes linked to common	—	—	17	—	63
	1,669	2,615	4,879	8,094	18,097
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,967,722	1,928,076	1,986,461	1,930,600	2,002,352
Weighted average number of shares outstanding (thousands of shares) - common shares	3,185,653	3,170,048	3,197,984	3,171,041	3,206,032
Total	5,153,375	5,098,124	5,184,445	5,101,641	5,208,384

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	—	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	—	18,416	—	18,416
Total	—	—	65,701	—	65,701

Total
Earnings per preferred share	0.32	0.51	0.93	1.59	3.43
Earnings per common share	0.32	0.51	0.93	1.59	3.43
Earnings per convertible note linked to preferred	—	—	1.78	—	5.16
Earnings per convertible note linked to common share	—	—	1.79	—	5.32

Pension plans (Tables)	9 Months Ended
Sep. 30, 2012
Pension plans
Pension costs

	Three-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	14	10
Interest cost on projected benefit obligation	125	52	26
Expected return on assets	(212)	(50)	—
Amortizations and (gain) / loss	—	28	(3)
Net periodic pension cost (credit)	(80)	44	33

	Three-month period ended in June 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	7	17	8
Interest cost on projected benefit obligation	114	63	25
Expected return on assets	(203)	(63)	—
Amortizations and (gain) / loss	—	12	(2)
Net periodic pension cost (credit)	(82)	29	31

	Three-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Nine-month period ended in September 30, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	22	46	27
Interest cost on projected benefit obligation	368	180	78
Expected return on assets	(644)	(178)	—
Amortizations and (gain) / loss	—	50	(7)
Net periodic pension cost (credit)	(254)	98	98

	Nine-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	September 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	783	879	751	895
Civil claims	283	191	248	151
Tax - related actions	1,195	455	654	413
Others	31	5	33	5
	2,292	1,530	1,686	1,464

Summary of category of claims

	September 30, 2012 (unaudited)	December 31, 2011
Labor and social security claims	1,834	1,922
Civil claims	1,776	1,484
Tax - related actions	16,366	17,967
Others	1,126	1,076
	21,102	22,449

Schedule by year of future minimum rental payments

2012	16
2013	37
2014	21
2015	16
2016 thereafter	30
Total minimum payments required	120

Changes in the provisions for asset retirement obligations

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Beginning of period	1,814	1,862	1,410	1,770	1,368
Liability recognized upon consolidation of Vale Canada
Accretion expense	54	49	29	137	100
Liabilities settled in the current period	(5)	—	(11)	(9)	(41)
Revisions in estimated cash flows	4	3	(3)	36	(76)
Cumulative translation adjustment	—	(100)	(152)	(67)	(78)
End of period	1,867	1,814	1,273	1,867	1,273

Current liabilities	64	41	54	64	54
Non-current liabilities	1,803	1,773	1,219	1,803	1,219
Total	1,867	1,814	1,273	1,867	1,273

Other expenses (Tables)	9 Months Ended
Sep. 30, 2012
Other expenses.
Schedule of other expenses

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Contingencies (*)	586	24	33	668	112
Provision for loss assets	54	36	69	129	188
Fundação Vale do Rio Doce - FVRD	14	10	34	24	111
Damage cost	—	65	—	65	98
Pre operating, stoppage and start up	364	324	328	1,007	805
Others	53	145	179	468	473
	1,071	604	643	2,361	1,787

Fair value disclosure of financial assets and liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	September 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized losses on derivatives	(791)	(791)	—	(791)
Debentures	(1,717)	(1,717)	—	(1,717)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

Estimated fair value measurement

	September 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(28,057)	(30,417)	(23,374)	(7,043)
Perpetual Notes (b)	(83)	(83)	—	(83)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 367 and US$ 333 as of September 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non-current liabilities).

Segment and geographical information (Tables)	9 Months Ended
Sep. 30, 2012
Segment and geographical information
Schedule of performance by each segment

Results by segment

	Three-month period ended (unaudited)
	September 30, 2012						June 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741
Cost and expenses	(3,823)	(1,598)	(894)	(414)	(161)	(6,890)	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)
Research and development	(187)	(108)	(29)	(4)	(32)	(360)	(170)	(122)	(23)	(2)	(42)	(359)	(188)	(100)	(32)	(37)	(83)	(440)
Depreciation, depletion and amortization	(460)	(410)	(127)	(56)	(13)	(1,066)	(508)	(402)	(114)	(57)	(3)	(1,084)	(439)	(379)	(129)	(64)	(7)	(1,018)
Loss on sale of assets	—	—	—	—	—	—	(377)	—	—	—	—	(377)	—	—	—	—	—	—
Operating income	3,095	(350)	45	(25)	(118)	2,647	4,370	(316)	46	(45)	(132)	3,923	8,292	181	78	6	(184)	8,373
Financial Result	(918)	57	3	15	9	(834)	(2,504)	41	(57)	(21)	(7)	(2,548)	(2,865)	(206)	(129)	(149)	(44)	(3,393)
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	197	(56)	—	41	(28)	154	186	3	—	15	(46)	158	248	118		32	(116)	282
Income taxes	(405)	54	(19)	(12)	2	(380)	(164)	14	1,209	3	(2)	1,060	(224)	(106)	(13)	(8)	—	(351)
Noncontrolling interests	16	50	4	—	12	82	24	54	(25)	—	16	69	52	(9)	(22)	—	3	24
Net income attributable to the Company’s stockholders	1,985	(245)	33	19	(123)	1,669	1,912	(204)	1,173	(48)	(171)	2,662	5,503	(22)	(86)	(119)	(341)	4,935

Sales classified by geographic destination:
Foreign market
America, except United States	161	229	8	—	—	398	207	256	17	—	4	484	331	289	24	—	13	657
United States	18	201	19	—	—	238	54	344	12	—	—	410	46	403	—	—	—	449
Europe	1,301	638	34	—	—	1,973	1,799	475	37	—	10	2,321	2,552	553	48	—	14	3,167
Middle East/Africa/Oceania	245	15	6	—	—	266	373	19	1	—	—	393	452	34	—	—	—	486
Japan	1,064	159	—	—	—	1,223	1,067	202	—	—	4	1,273	1,658	277	—	—	2	1,937
China	3,273	231	—	—	—	3,504	3,538	264	—	—	—	3,802	5,612	271	—	—	44	5,927
Asia, other than Japan and China	707	286	18	—	—	1,011	921	219	15	—	—	1,155	693	440	—	—	—	1,133
Brazil	796	7	1,010	449	88	2,350	975	2	841	408	86	2,312	1,419	20	965	502	79	2,985
	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741

Results by segment

	Nine-month period ended (unaudited)
	September 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634
Cost and expenses	(10,787)	(4,530)	(2,294)	(1,219)	(602)	(19,432)	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)
Research and development	(496)	(326)	(67)	(7)	(122)	(1,018)	(430)	(272)	(66)	(88)	(289)	(1,145)
Depreciation, depletion and amortization	(1,474)	(1,186)	(350)	(177)	(18)	(3,205)	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)
Gain (Loss) on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	11,605	(720)	136	(143)	(458)	10,420	21,896	2,732	150	(31)	(658)	24,089
Financial Result	(3,202)	103	(50)	(15)	11	(3,153)	(1,940)	(643)	(37)	(185)	(38)	(2,843)
Foreign exchange and monetary gains (losses), net
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	628	(19)	—	86	(140)	555	845	113	—	101	(91)	968
Income taxes	(1,073)	53	1,179	(28)	(4)	127	(3,325)	(735)	(67)	(8)	—	(4,135)
Noncontrolling interests	54	163	(39)	—	31	209	55	38	(19)	—	60	134
Net income attributable to the Company’s stockholders	8,012	(420)	1,226	(100)	(560)	8,158	17,531	1,505	27	(123)	(727)	18,213

Sales classified by geographic destination:
Foreign market
America, except United States	551	739	38	36	15	1,379	876	1,009	44	—	13	1,942
United States	101	901	53	—	1	1,056	56	1,272	1	—	2	1,331
Europe	4,457	1,588	115	—	23	6,183	6,992	1,727	108	—	43	8,870
Middle East/Africa/Oceania	933	86	7	—	—	1,026	1,250	107	—	—	1	1,358
Japan	3,314	511	—	—	6	3,831	4,278	951	—	—	6	5,235
China	10,206	651	—	—	—	10,857	13,950	927	—	—	79	14,956
Asia, other than Japan and China	2,288	768	49	—	2	3,107	2,363	1,135	16	—	1	3,515
Brazil	2,889	78	2,585	1,224	237	7,013	4,199	138	2,522	1,306	262	8,427
	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634

Operating segment

	Three-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,541	(51)	5,490	(2,909)	2,581	(381)	2,200	34,328	2,500	101
Pellets	1,687	(44)	1,643	(643)	1,000	(48)	952	1,991	35	1,259
Manganese	57	(1)	56	(18)	38	(2)	36	88	12	—
Ferroalloys	55	(10)	45	(15)	30	(5)	25	172	1	—
Coal	225	—	225	(319)	(94)	(24)	(118)	4,290	288	273
	7,565	(106)	7,459	(3,904)	3,555	(460)	3,095	40,869	2,836	1,633
Base Metals
Nickel and other products (a)	1,439	—	1,439	(1,368)	71	(370)	(299)	30,470	656	31
Copper (b)	327	—	327	(338)	(11)	(40)	(51)	4,489	175	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	1,766	—	1,766	(1,706)	60	(410)	(350)	34,959	831	3,526
Fertilizers
Potash	78	(4)	74	(57)	17	(4)	13	1,803	839	—
Phosphates	783	(23)	760	(648)	112	(97)	15	7,357	48	—
Nitrogen	208	(26)	182	(162)	20	(26)	(6)	536	24	—
Others fertilizers products	26	(3)	23	—	23	—	23	330	3	—
	1,095	(56)	1,039	(867)	172	(127)	45	10,026	914	—

Logistics
Railroads	308	(53)	255	(280)	(25)	(44)	(69)	1,402	224	588
Ports	141	(16)	125	(69)	56	(12)	44	594	16	96
Ships	—	—	—	—	—	—	—	2,296	66	—
	449	(69)	380	(349)	31	(56)	(25)	4,292	306	684
Others	88	(7)	81	(186)	(105)	(13)	(118)	1,949	97	2,462
	10,963	(238)	10,725	(7,012)	3,713	(1,066)	2,647	92,095	4,984	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (a)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (b)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	18,033	(187)	17,846	(7,328)	10,518	(1,137)	9,381	34,328	5,341	101
Pellets	5,346	(171)	5,175	(2,112)	3,063	(168)	2,895	1,991	295	1,259
Manganese	162	(4)	158	(107)	51	(9)	42	88	18	—
Ferroalloys	308	(34)	274	(222)	52	(36)	16	172	117	—
Coal	890	—	890	(1,118)	(228)	(124)	(352)	4,290	838	273
	24,739	(396)	24,343	(10,887)	13,456	(1,474)	11,982	40,869	6,609	1,633
Base Metals
Nickel and other products (a)	4,538	—	4,538	(4,082)	456	(1,110)	(654)	30,470	1,883	31
Copper (b)	784	(2)	782	(772)	10	(76)	(66)	4,489	701	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	5,322	(2)	5,320	(4,854)	466	(1,186)	(720)	34,959	2,584	3,526
Fertilizers
Potash	229	(14)	215	(176)	39	(19)	20	1,803	902	—
Phosphates	1,961	(61)	1,900	(1,565)	335	(254)	81	7,357	141	—
Nitrogen	593	(76)	517	(461)	56	(77)	(21)	536	31	—
Others fertilizers products	64	(8)	56	—	56	—	56	330	4	—
	2,847	(159)	2,688	(2,202)	486	(350)	136	10,026	1,078	—

Logistics
Railroads	867	(148)	719	(789)	(70)	(136)	(206)	1,402	257	588
Ports	393	(42)	351	(247)	104	(41)	63	594	77	96
Ships	—	—	—	—	—	—	—	2,296	194	—
	1,260	(190)	1,070	(1,036)	34	(177)	(143)	4,292	528	684
Others	284	(33)	251	(691)	(440)	(18)	(458)	1,949	374	2,462
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	34,452	(780)	33,672	(20,047)	13,625	(3,205)	10,420	92,095	11,173	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (a)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (b)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	September 30, 2012 (unaudited)		December 31, 2011		September 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	203	1	410	60	81	871	49	590
EuroBond Swap	—	—	—	—	5	36	4	32
Pre Dollar Swap	17	—	19	—	—	61	—	41
Treasury future	—	—	—	—	—	—	5	—
	220	1	429	60	86	968	58	663
Commodities price risk
Nickel
Fixed price program	—	—	1	—	6	—	1	—
Bunker Oil	7	—	4	—	1	—	—	—
	7	—	5	—	7	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	46	—	161	—	—	—	—	—
Foreign exchange cash flow hedge	8	14	—	—	26	—	14	—
	54	14	161	—	26	—	14	—
Total	281	15	595	60	119	968	73	663

Effects of derivatives

	(unaudited)
	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(55)	(407)	(685)	(255)	(121)	(29)	(180)	(63)	(338)	(223)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	3	—	—	—	—	—
Swap NDF	—	—	(1)	—	(1)	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	8	(36)	(59)	(9)	(6)	—	—	1	4	1	—	—	—	—	—
Pre Dollar Swap	(4)	(16)	(21)	(8)	(13)	(6)	(5)	—	(15)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	164	—	117	—	—	31	—	31	—	—	—	—	—
South African Rande Forward	—	—	(10)	—	(8)	—	—	8	—	8	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	—	—	9	—	—	—	—	(3)	—	—	—	—	—	—
	(51)	(459)	(612)	(263)	(32)	(35)	(185)	(22)	(352)	(182)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	(7)	8	8	(2)	33	(2)	(5)	(5)	(1)	(25)	—	—	—	—	—
Purchase program	—	—	1	—	1	—	—	—	—	—	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil	1	—	1	1	35	(1)	—	(13)	(5)	(36)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	(6)	8	10	(1)	84	(3)	(5)	(18)	(6)	(50)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil	—	—	—	—	—	—	—	—	—	—	19	(14)	—	5	—
Aluminum	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4
Strategic Nickel	45	35	15	132	(35)	(44)	(36)	(15)	(131)	35	(51)	(21)	198	(115)	326
Foreign exchange cash flow hedge	—	—	19	—	19	(1)	—	(19)	(1)	(32)	47	(77)	(49)	22	(35)
	45	35	34	132	(16)	(45)	(36)	(34)	(132)	3	15	(112)	149	(88)	295
Total	(12)	(416)	(568)	(132)	29	(83)	(226)	(74)	(490)	(229)	15	(112)	149	(88)	295

Final maturity dates

Interest rates / Currencies	January 2023
Bunker Oil	December 2012
Nickel	January 2013

The Company and its operations (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Principal consolidated operating subsidiaries
Voting capital (as a percent)	51.00%
Compania Minera Miski Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumbaense Reunida S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
PT Vale Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.20%
Voting capital (as a percent)	59.20%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Fertilizer
Vale International Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Mina do Azul S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese
Vale Mocambique, S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	95.00%
Voting capital (as a percent)	95.00%
Head office location	Mozambique
Principal activity	Coal
Vale Nouvelle-Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	74.00%
Voting capital (as a percent)	74.00%
Head office location	New Caledonia
Principal activity	Nickel
Vale Oman Pelletizing Company LLC
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Oman
Principal activity	Pellets
Vale Shipping Holding PTE Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Singapore
Principal activity	Logistics
Oman Oil
Principal consolidated operating subsidiaries
Percentage of shares transfer by parent	30.00%
Value of shares transferred	71

Basis of consolidation (Details)	Sep. 30, 2012
Basis of consolidation
Voting capital (as a percent)	51.00%

Basis of presentation (Details) (BRL)	Sep. 30, 2012	Dec. 31, 2011
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities	2.026	1.8683

Major acquisitions and Disposals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended			12 Months Ended		6 Months Ended			9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Mineracao Naque S.A.	Dec. 31, 2010 Vale Fosfatados	Jun. 30, 2012 Vale Coal Colombia Ltd.	Jun. 30, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM)	Jun. 30, 2012 Mineracoes Brasileiras Reunidas S.A. (MBR)	Sep. 30, 2012 Fertilizers Businesses	Dec. 31, 2011 Fertilizers Businesses
Business acquisition
Business acquisition percentage of total capital acquired					78.92%	100.00%
Voting capital acquired (as a percent)					99.83%			10.46%
Purchase price											$ 5,795
Outstanding balance of the initially recognized deferred tax liability	(1,236)	(1,236)								1,236
Gain (loss) on sale of assets	(377)	(377)	1,513				355
Ownership percentage after acquisition								96.70%	98.30%
Non-controlling interest in Stockholders Equity		$ 1,567		$ 1,894				$ 62

Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income taxes
Undistributed earnings of foreign consolidated subsidiaries and affiliates	$ 27,711			$ 27,711		$ 26,300
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,813	1,375	4,980	7,267	21,246
Exchange variation (not taxable) or not deductible	(25)	368	(188)	143	(70)
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,788	1,743	4,792	7,410	21,176
Tax at Brazilian composite rate	(607)	(592)	(1,631)	(2,518)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	341	578	1,033	1,272
Difference on tax rates of foreign income	(171)	164	331	289	1,298
Tax incentives	84		67	174	430
Social contribution contingency payment			506		506
Reversal/Constitution of provisions for loss of tax loss carryfoward					(141)
Other non-taxable, income/non deductible expenses	1	(89)	(202)	(87)	(299)
Income tax per consolidated statements of income	(380)	(176)	(351)	(1,109)	(4,135)
Reversal of deferred income tax		1,236		1,236
Income taxes per consolidated statements of income	(380)	1,060	(351)	127	(4,135)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	1,613	4,187	7,104	16,008
Income before income taxes, equity results and noncontrolling interests after exchange variation	2,534	1,613	4,187	7,104	16,008
Tax at Brazilian composite rate	(861)	(548)	(1,424)	(2,415)	(5,443)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	341	578	1,033	1,272
Tax incentives	84		67	174	430
Social contribution contingency payment			506		506
Other non-taxable, income/non deductible expenses	15	(46)	36	(3)	(14)
Income tax per consolidated statements of income	(449)	(253)	(237)	(1,211)	(3,249)
Reversal of deferred income tax		1,236		1,236
Income taxes per consolidated statements of income	(449)	983	(237)	(25)	(3,249)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(721)	(238)	793	163	5,238
Exchange variation (not taxable) or not deductible	(25)	368	(188)	143	(70)
Income before income taxes, equity results and noncontrolling interests after exchange variation	(746)	130	605	306	5,168
Tax at Brazilian composite rate	254	(44)	(207)	(103)	(1,758)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	(171)	164	331	289	1,298
Reversal/Constitution of provisions for loss of tax loss carryfoward					(141)
Other non-taxable, income/non deductible expenses	(14)	(43)	(238)	(84)	(285)
Income tax per consolidated statements of income	69	77	(114)	102	(886)
Income taxes per consolidated statements of income	$ 69	$ 77	$ (114)	$ 102	$ (886)

Income taxes (Details 2) (Maximum)	9 Months Ended
Sep. 30, 2012 Y
Brazil
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Canada
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 271	$ 272	$ 372	$ 263	$ 2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)		(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338
Unrecognized tax benefits that, if recognized, would affect the entity annual effective tax rate	10	1	0	11	11
Interest and penalties recognized	(2)	3	1	5	(16)
Accrued interest and penalties	$ 81			$ 81		$ 73

Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 1,084			$ 945
Short-term investments	6,867			2,586
Cash and cash equivalents, Total	$ 7,951	$ 4,083	$ 4,992	$ 3,531	$ 7,565	$ 13,227	$ 7,584
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months

Short-term investment (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Short-term investment
Time Deposits	$ 685
Short-term investment	$ 685

Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,655	$ 1,771
Iron ore and pellets	1,289	1,137
Manganese and ferroalloys	94	240
Fertilizer	370	387
Copper concentrate	85	72
Coal	297	277
Others	47	91
Spare parts and maintenance supplies	1,307	1,276
Inventory net	5,144	5,251
Provision for adjustment to market value for product manganese	$ 9

Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Polaris Shipping Co. Ltd. carrier	Jul. 31, 2012 Sell of manganese ferroalloys operations	Sep. 30, 2012 Sell of manganese ferroalloys operations	Sep. 30, 2012 Vale Manganese France SAS	Sep. 30, 2012 Vale Manganese Norway AS
Sell manganese ferroalloys operations
Number of large ore carriers charter				10
Gain (loss) on sale of assets	$ (377)	$ (377)	$ 1,513		$ 22
Cash receivable under sale of business					160
Ownership (as a percent)							100.00%	100.00%
Assets held for sale
Accounts receivable						47
Recoverable taxes						5
Inventories						107
Property, plant and equipment						627
Other						3
Total						789
Liabilities associated with assets held for sale
Suppliers						22
Deferred income tax						8
Other						9
Total						$ 39

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments	$ 8,305	$ 8,173	$ 7,837	$ 8,305	$ 7,837	$ 8,093
Goodwill	2,973			2,973		3,026
Equity in earnings (losses) of investee adjustments	154	158	282	555	968
Dividends received	25	112	240	197	833
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,633	1,477	1,290	1,633	1,290
Equity in earnings (losses) of investee adjustments	197	186	248	628	845
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,360			1,360		1,109
Equity in earnings (losses) of investee adjustments	189	173	230	593	788
Dividends received	25	65	240	90	774
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	273	265	290	273	290	239
Equity in earnings (losses) of investee adjustments	7	13	24	35	57
Dividends received				60
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	351			351
Net income (loss) of the period				42
Investments	179			179		173
Equity in earnings (losses) of investee adjustments	13	3	16	21	39
Dividends received		26		26	22
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	200			200
Net income (loss) of the period				67
Investments	102			102		115
Equity in earnings (losses) of investee adjustments	3	29	(14)	34	(6)
Dividends received	25	11		36	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	208			208
Net income (loss) of the period				44
Investments	104			104		78
Equity in earnings (losses) of investee adjustments	7	8	5	22	23
Dividends received		10	15	10	32
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	124			124
Net income (loss) of the period				14
Investments	63			63		80
Equity in earnings (losses) of investee adjustments		1	16	7	41
Dividends received		18		18
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	52			52
Net income (loss) of the period				7
Investments	26			26		29
Equity in earnings (losses) of investee adjustments	1	(3)	1	1	(3)
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	1,470			1,470
Net income (loss) of the period				1,037
Investments	788			788		528
Goodwill	53			53		58
Equity in earnings (losses) of investee adjustments	169	140	207	519	692
Dividends received			225		700
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	61			61
Net income (loss) of the period				8
Investments	31			31		35
Equity in earnings (losses) of investee adjustments	2	2	2	4	6
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	93			93
Net income (loss) of the period				2
Investments	23			23		23
Equity in earnings (losses) of investee adjustments			(1)		(1)
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	98			98
Net income (loss) of the period				(32)
Investments	44			44		48
Equity in earnings (losses) of investee adjustments	(6)	(7)	(2)	(15)	(3)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,297			1,297
Net income (loss) of the period				177
Investments	324			324		282
Equity in earnings (losses) of investee adjustments	10	16	26	45	68
Dividends received				60
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(208)			(208)
Net income (loss) of the period				(40)
Investments	(51)			(51)		(43)
Equity in earnings (losses) of investee adjustments	(3)	(3)	(2)	(10)	(11)
Bulk Material | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Investments	3,126			3,126
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,526	3,550	3,861	3,526	3,861
Equity in earnings (losses) of investee adjustments	(56)	3	118	(19)	113
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	130			130		144
Equity in earnings (losses) of investee adjustments	8	4	(1)	19	2
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	239			239		234
Equity in earnings (losses) of investee adjustments		(2)	(2)	(3)	(9)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	31			31		11
Equity in earnings (losses) of investee adjustments	(1)	1
Base Metals | Aluminum
Investments in affiliated companies and joint ventures
Investments	3,126			3,126		3,227
Equity in earnings (losses) of investee adjustments	(63)		70	(35)	120
Dividends received		47		47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	684			684		665
Equity in earnings (losses) of investee adjustments	42	15	32	86	101
Dividends received					7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,112			2,112		2,035
Equity in earnings (losses) of investee adjustments	(19)	(38)	(70)	(91)	(75)
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	350			350		429
Equity in earnings (losses) of investee adjustments	(9)	(8)	(1)	(49)	(16)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1			1		1
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	327			327
Net income (loss) of the period				47
Investments	130			130		144
Equity in earnings (losses) of investee adjustments	8	4	(1)	19	2
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	478			478
Net income (loss) of the period				(6)
Investments	239			239		234
Equity in earnings (losses) of investee adjustments		(2)	(2)	(3)	(9)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	5			5		6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	100			100
Net income (loss) of the period				4
Investments	25			25		4
Equity in earnings (losses) of investee adjustments	(1)	1
Base Metals | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	21.65%			21.65%
Participation in capital, total (as a percent)	21.65%			21.65%
Net equity	14,439			14,439
Net income (loss) of the period				(162)
Investments	3,126			3,126		3,227
Equity in earnings (losses) of investee adjustments	(63)		70	(35)	120
Dividends received		47		47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	286			286
Net income (loss) of the period				(26)
Investments	96			96		114
Equity in earnings (losses) of investee adjustments	6	(4)		(9)	(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	46.75%			46.75%
Participation in capital, total (as a percent)	47.59%			47.59%
Net equity	1,237			1,237
Net income (loss) of the period				203
Investments	588			588		551
Equity in earnings (losses) of investee adjustments	36	19	32	95	103
Dividends received					7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	352			352
Net income (loss) of the period				36
Investments	178			178		161
Equity in earnings (losses) of investee adjustments	2	9	2	17	15
Base Metals | Companhia Siderurgica do PECEMCSP - CSP | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	930			930
Net income (loss) of the period				(8)
Investments	465			465		267
Equity in earnings (losses) of investee adjustments	(2)	(1)		(4)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,468			5,468
Net income (loss) of the period				(388)
Investments	1,469			1,469		1,607
Equity in earnings (losses) of investee adjustments	(19)	(46)	(72)	(104)	(90)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%			9.00%
Participation in capital, total (as a percent)	9.00%			9.00%
Net equity	848			848
Net income (loss) of the period				(19)
Investments	77			77		75
Equity in earnings (losses) of investee adjustments	(1)	(1)		(2)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%			52.77%
Participation in capital, total (as a percent)	52.77%			52.77%
Net equity	190			190
Net income (loss) of the period				(91)
Investments	100			100		145
Equity in earnings (losses) of investee adjustments	(8)	(8)	(1)	(48)	(16)
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	173			173		209
Equity in earnings (losses) of investee adjustments		$ 1		$ 1

Short-term debt (Details)	Sep. 30, 2012
Short-term debt
Average annual interest rate on short-term borrowings from commercial banks for export financing (as a percent)	1.73%

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Long-term debt
Long-term debt, current	$ 1,532	$ 1,495
Long-term debt, noncurrent	26,894	21,538
Foreign
Long-term debt
US dollars, current	699	496
US dollars, noncurrent	3,938	2,693
Others, current	14	9
Others, noncurrent	262	52
Fixed Rate Notes - US dollar denominated, current	124	410
Fixed Rate Notes - US dollar denominated, noncurrent	12,757	10,073
Fixed Rate Notes - EUR denominated, noncurrent	1,929	970
Accrued charges, current	245	221
Long-term debt, current	1,082	1,136
Long-term debt, noncurrent	18,886	13,788
Brazil
Long-term debt
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	161	247
Accrued charges, current	124	112
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,466	5,245
Basket of currencies, current	1
Basket of currencies, noncurrent	2
Non-convertible debentures, noncurrent	2,351	2,505
US dollars denominated, current	164
US dollars denominated, noncurrent	1,189
Long-term debt, current	450	359
Long-term debt, noncurrent	$ 8,008	$ 7,750

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2013	$ 2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
Long-term debt, noncurrent	$ 26,894	$ 21,538

Long-term debt (Details 3) (USD $)	9 Months Ended
Sep. 30, 2012
Annual interest rates on long-term debt
Long-term debt	$ 28,426,000,000
Average cost of derivative transactions (as a percent)	3.07%
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.51%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	5.10%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	5,314,000,000
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	5,588,000,000
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	12,019,000,000
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	3,943,000,000
Average cost of all derivative transactions (as a percent)	2.64%
Total cost of derivative transactions	6,712,000
Amount which includes above original interest rate	6,337,000
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	1,097,000,000
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	$ 465,000,000

Long-term debt (Details 4) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended					9 Months Ended		9 Months Ended				1 Months Ended
	Sep. 30, 2012 USD ($) rate	Jun. 30, 2012 rate	Sep. 30, 2011 rate	Sep. 30, 2012 USD ($) rate	Sep. 30, 2011 rate	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Sep. 30, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Sep. 30, 2012 2nd Series CDI	Sep. 30, 2012 2nd Series IGP-DI	Sep. 30, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Sep. 30, 2012 5.625% Notes due in 2042 USD ($)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)									400,000				5
Outstanding (in debentures)									400,000				5
Reference rate for variable interest rate				LIBOR							100% CDI	IGP-DI
Non-convertible debentures, margin rate (as a percent)											0.25%	6.50%
Balance	$ 2,409			$ 2,409		$ 2,531			$ 2,032	$ 2,167			$ 377	$ 364
Long-term portion							2,351	2,505
Accrued charges							58	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	4.50%	(1.50%)
IGP-M - General Price Index - Market (in rates)	3.7	2.6	1	6.9	4.1
Appreciation (devaluation) of Real against US dollar (in rates)	(1.8)	(8.6)	18.8	(8.4)	25.3
Notes issued	$ 1,500														$ 1,500	$ 1,250	$ 1,000	$ 919	€ 750
Sale price of bonds as percentage of face value	99.20%															101.35%	98.80%
Coupon rate of the bond issued (as a percent)	5.63%			5.63%											5.63%	4.38%	4.38%	3.75%	3.75%
Issue price (as a percent)															99.20%			99.61%	99.61%

Long-term debt (Details 5)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Sep. 30, 2012 BNDES - equipment finance USD ($)	Sep. 30, 2012 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Sep. 30, 2012 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2012 BNDES - CLN 150 Mtyp project finance USD ($)	Sep. 30, 2012 BNDES - CLN 150 Mtyp project finance BRL	Aug. 31, 2012 Bilateral Pre-Export Finance Agreement USD ($) Y	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) carrier Y	Sep. 30, 2012 Export Import Bank of China and the Bank of China Limited USD ($)	Sep. 30, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Sep. 30, 2012 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Sep. 30, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) capesize carrier shipyard	Sep. 30, 2012 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum			$ 1,000,000,000					$ 3,600,000,000	7,300,000,000	$ 5,000,000,000				$ 1,900,000,000	3,900,000,000	$ 150,000,000	$ 1,229,000,000							$ 530,000,000
Maturity term of bilateral pre-export financing agreement																5
Amount withdrawn under credit facility		925,000,000		1,609,000,000	3,260,000,000							300,000,000		600,000,000	1,300,000,000			712,000,000	388,000,000	787,000,000					432,000,000
Line of credit repayment term (in years)																	13
Construction schedule, period for disbursing funds (in years)																	3
Number of shipyards																								2
Amount available for investments from the facility																							3,000,000,000
Export facility agreement through PT International											2,000,000,000		3,000,000,000
Secured Debt	1,334,000,000
Number of ore carriers acquired through financing																								5
Number of capesizes bulkers acquired through financing																								2
Number of ore carriers build through financing																	12
Increased borrowing capacity under the facility						$ 51,000,000	103,000,000														$ 382,000,000	774,000,000

Stockholders' equity (Details)	1 Months Ended					9 Months Ended	1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 BRL	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2012 vote	Jun. 30, 2012 Preferred Class A	Nov. 30, 2011 Preferred Class A USD ($)	Jun. 30, 2012 Common stock	Nov. 30, 2011 Common stock USD ($)
Stockholders' equity
Number of Votes per common and preferred class A stock share per person						1
Number of preferred special shares held with The Brazilian Government						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)						25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)						25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital						6.00%
Dividend percentage for preferred stockholders if greater than 6%						3.00%
Approval of dividends on capital	$ 1,670,000	3,405,000
Approval of dividends on capital per outstanding share (in dollars per share)	$ 0.324136216
Approval of interest on capital	1,330,000	2,710,000		3,000,000,000
Approval of interest on capital per outstanding share (in dollars per share)	$ 0.258006563			$ 0.588547644
Debt conversion
Shares acquired								81,451,900		39,536,080
Shares acquired average purchase price (in dollars per share)								$ 24.09		$ 26.25
Aggregate purchase price of shares repurchased					3,000,000,000
Number of converted shares							40,241,968		15,839,592
Number of treasury stocks used for conversion (in shares)			56,081,560
Adjustments in additional paid in capital related to note conversion			$ (251,000,000)

Stockholders' equity (Details 2) (USD $)	1 Months Ended
May 31, 2012
Vale - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.463648
Vale P - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.692869

Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Remuneration attributed to preferred convertible notes		(33)	(40)	(44)	(82)
Remuneration attributed to common convertible notes		(14)	(16)	(20)	(34)
Net income for the period adjusted	1,669	2,615	4,879	8,094	18,097
Earnings per share
Income available to preferred stockholders	637	989	1,846	3,063	6,871
Income available to common stockholders	1,032	1,626	2,972	5,031	11,001
Weighted Average Number of Shares, Treasury Stock			65,701		65,701
Total (in shares)	5,153,375	5,098,124	5,184,445	5,101,641	5,208,384
Earnings per preferred share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per common share (in dollars per share)	$ 0.32	$ 0.51	$ 0.93	$ 1.59	$ 3.43
Earnings per convertible note linked to preferred share (in dollars per share)			$ 1.78		$ 5.16
Earnings per convertible note linked to common share (in dollars per share)			$ 1.79		$ 5.32
Common stock
Earnings per share
Income available to convertible notes			17		63
Weighted average number of shares outstanding	3,185,653	3,170,048	3,197,984	3,171,041	3,206,032
Weighted Average Number of Shares, Treasury Stock			18,416		18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes			$ 44		$ 162
Weighted average number of shares outstanding	1,967,722	1,928,076	1,986,461	1,930,600	2,002,352
Weighted Average Number of Shares, Treasury Stock			47,285		47,285

Pension plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Overfunded pension plans	Jun. 30, 2012 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2012 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2012 Underfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2012 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2012 Underfunded other benefits	Jun. 30, 2012 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits	Sep. 30, 2012 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits
Pension plans
Expected employer contributions		$ 262
Contributions made by the employer	231
Pension costs
Service cost - benefits earned during the period			7	7		22		14	17	18	46	57	10	8	8	27	24
Interest cost on projected benefit obligation			125	114	98	368	299	52	63	107	180	317	26	25	26	78	77
Expected return on assets			(212)	(203)	(164)	(644)	(505)	(50)	(63)	(99)	(178)	(291)
Amortizations and (gain) / loss								28	12	6	50	21	(3)	(2)	(5)	(7)	(11)
Net deferral																	(3)
Net periodic pension cost (credit)			$ (80)	$ (82)	$ (66)	$ (254)	$ (206)	$ 44	$ 29	$ 32	$ 98	$ 104	$ 33	$ 31	$ 29	$ 98	$ 87

Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	4,430,289	3,012,538
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period (in years)	3 years
Recognized liability under long-term incentive compensation plan	67	109

Commitments and contingencies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Sep. 30, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Sep. 30, 2012 Bank Guarantee Vale New Caledonia S.A.S.
Description of put option and other commitments
Operate term of assets associated with Girardin Act lease	5
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC		80.50%	21.00%
Participation in capital, voting (as a percent)		74.00%
Put option exercise description			$ 4,600,000,000
Letters of credit and guarantees				$ 745,000,000

Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended			9 Months Ended						1 Months Ended		3 Months Ended											1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 BRL	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) debenture	Sep. 30, 2011 USD ($)	Sep. 30, 2012 BRL	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Brazilian federal tax authority USD ($)	Dec. 31, 2011 Brazilian federal tax authority USD ($)	Sep. 30, 2012 Pellet plants USD ($) Y	Sep. 30, 2011 Pellet plants USD ($)	Sep. 30, 2012 Pellet plants USD ($)	Jun. 30, 2012 Pellet plants USD ($)	Sep. 30, 2011 Pellet plants USD ($)	Sep. 30, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Sep. 30, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Sep. 30, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Sep. 30, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Sep. 30, 2012 Transportation expenditures USD ($)	Sep. 30, 2012 Transportation expenditures BRL
Provision for contingencies and the related judicial deposits
Provision for contingencies				$ 2,292			$ 2,292			$ 1,686								$ 783	$ 751	$ 283	$ 248	$ 1,195	$ 654	$ 31	$ 33	$ 703
Judicial deposits				1,530			1,530			1,464								879	895	191	151	455	413	5	5
Contingencies settled and recognized provisions
Contingencies settled				4	15	3	31	13
Recognized provision, Classified as other operating expenses				586	24	33	668	112																		542	1,100
Loss contingency having no provision, estimate of possible loss				21,102			21,102			22,449								1,834	1,922	1,776	1,484	16,366	17,967	1,126	1,076
Amount of tax paid											5,866	6,644
Interest and penalties				81			81			73	9,036	9,781
Total amount of tax paid											14,902	16,425
Decline in income tax liability											815
Description of Leasing Arrangements
Renewable lease period (in years)													3
Future minimum rental payments
2012													16		16
2013													37		37
2014													21		21
2015													16		16
2016 thereafter													30		30
Total minimum payments required													120		120
Total expenses													39	31	13	10	10
Debentures
Number of debentures issued							388,559,056
Par value of debentures issued (in BRL cents per debenture)									0.01
Carrying value of debentures				1,717			1,717			1,336
Debentures remuneration paid	4	9	6
Changes in the provisions for asset retirement obligations
Beginning of period	1,867		1,862	1,814	1,862	1,410	1,770	1,368
Accretion expense				54	49	29	137	100
Liabilities settled in the current period				(5)		(11)	(9)	(41)
Revisions in estimated cash flows				4	3	(3)	36	(76)
Cumulative translation adjustment					(100)	(152)	(67)	(78)
End of period				1,867	1,814	1,273	1,867	1,273
Current liabilities				64	41	54	64	54		73
Non-current liabilities				1,803	1,773	1,219	1,803	1,219		1,697
Total				$ 1,867	$ 1,814	$ 1,273	$ 1,867	$ 1,273

Other expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Other expenses.
Contingencies	$ 586	$ 24	$ 33	$ 668	$ 112
Provision for loss assets	54	36	69	129	188
Fundacao Vale do Rio Doce - FVRD	14	10	34	24	111
Damage cost		65		65	98
Pre operating, stoppage and start up	364	324	328	1,007	805
Others	53	145	179	468	473
Other operating expenses	$ 1,071	$ 604	$ 643	$ 2,361	$ 1,787

Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Recurring basis Carrying Amount	Dec. 31, 2011 Recurring basis Carrying Amount	Sep. 30, 2012 Recurring basis Fair value	Dec. 31, 2011 Recurring basis Fair value	Sep. 30, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1	Sep. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		$ 6	$ 7	$ 6	$ 7	$ 6	$ 7
Unrealized losses on derivatives		(791)	(81)	(791)	(81)			(791)	(81)
Debentures		$ (1,717)	$ (1,336)	$ (1,717)	$ (1,336)			$ (1,717)	$ (1,336)

Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Estimated fair value measurement
Long-term debt less accrued charges	$ (28,426)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	367	333
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(28,057)	(22,700)
Perpetual Notes	(83)	(80)
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(30,417)	(24,312)
Perpetual Notes	(83)	(80)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(23,374)	(18,181)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(7,043)	(6,131)
Perpetual Notes	$ (83)	$ (80)

Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Results by segment
Gross revenues	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
Cost and expenses	(6,890)	(6,407)	(6,910)	(19,432)	(18,959)
Research and development	(360)	(359)	(440)	(1,018)	(1,145)
Depreciation, depletion and amortization	(1,066)	(1,084)	(1,018)	(3,205)	(2,954)
Gain (Loss) on sale of assets		(377)		(377)	1,513
Operating income	2,647	3,923	8,373	10,420	24,089
Total non-operating income (expenses)	(834)	(2,548)	(3,393)	(3,153)	(2,843)
Equity in results of affiliates and joint ventures and others investments	154	158	282	555	968
Income taxes	(380)	1,060	(351)	127	(4,135)
Net income (loss) attributable to noncontrolling interests	82	69	24	209	134
Net income attributable to the Company's stockholders	1,669	2,662	4,935	8,158	18,213
Bulk Material
Results by segment
Gross revenues	7,565	8,934	12,763	24,739	33,964
Cost and expenses	(3,823)	(3,509)	(3,844)	(10,787)	(10,327)
Research and development	(187)	(170)	(188)	(496)	(430)
Depreciation, depletion and amortization	(460)	(508)	(439)	(1,474)	(1,311)
Gain (Loss) on sale of assets		(377)		(377)
Operating income	3,095	4,370	8,292	11,605	21,896
Total non-operating income (expenses)	(918)	(2,504)	(2,865)	(3,202)	(1,940)
Equity in results of affiliates and joint ventures and others investments	197	186	248	628	845
Income taxes	(405)	(164)	(224)	(1,073)	(3,325)
Net income (loss) attributable to noncontrolling interests	16	24	52	54	55
Net income attributable to the Company's stockholders	1,985	1,912	5,503	8,012	17,531
Base Metals
Results by segment
Gross revenues	1,766	1,781	2,287	5,322	7,266
Cost and expenses	(1,598)	(1,573)	(1,627)	(4,530)	(4,689)
Research and development	(108)	(122)	(100)	(326)	(272)
Depreciation, depletion and amortization	(410)	(402)	(379)	(1,186)	(1,086)
Gain (Loss) on sale of assets					1,513
Operating income	(350)	(316)	181	(720)	2,732
Total non-operating income (expenses)	57	41	(206)	103	(643)
Equity in results of affiliates and joint ventures and others investments	(56)	3	118	(19)	113
Income taxes	54	14	(106)	53	(735)
Net income (loss) attributable to noncontrolling interests	50	54	(9)	163	38
Net income attributable to the Company's stockholders	(245)	(204)	(22)	(420)	1,505
Fertilizers
Results by segment
Gross revenues	1,095	923	1,037	2,847	2,691
Cost and expenses	(894)	(740)	(798)	(2,294)	(2,100)
Research and development	(29)	(23)	(32)	(67)	(66)
Depreciation, depletion and amortization	(127)	(114)	(129)	(350)	(375)
Operating income	45	46	78	136	150
Total non-operating income (expenses)	3	(57)	(129)	(50)	(37)
Income taxes	(19)	1,209	(13)	1,179	(67)
Net income (loss) attributable to noncontrolling interests	4	(25)	(22)	(39)	(19)
Net income attributable to the Company's stockholders	33	1,173	(86)	1,226	27
Logistic
Results by segment
Gross revenues	449	408	502	1,260	1,306
Cost and expenses	(414)	(394)	(395)	(1,219)	(1,081)
Research and development	(4)	(2)	(37)	(7)	(88)
Depreciation, depletion and amortization	(56)	(57)	(64)	(177)	(168)
Operating income	(25)	(45)	6	(143)	(31)
Total non-operating income (expenses)	15	(21)	(149)	(15)	(185)
Equity in results of affiliates and joint ventures and others investments	41	15	32	86	101
Income taxes	(12)	3	(8)	(28)	(8)
Net income attributable to the Company's stockholders	19	(48)	(119)	(100)	(123)
Others
Results by segment
Gross revenues	88	104	152	284	407
Cost and expenses	(161)	(191)	(246)	(602)	(762)
Research and development	(32)	(42)	(83)	(122)	(289)
Depreciation, depletion and amortization	(13)	(3)	(7)	(18)	(14)
Operating income	(118)	(132)	(184)	(458)	(658)
Total non-operating income (expenses)	9	(7)	(44)	11	(38)
Equity in results of affiliates and joint ventures and others investments	(28)	(46)	(116)	(140)	(91)
Income taxes	2	(2)		(4)
Net income (loss) attributable to noncontrolling interests	12	16	3	31	60
Net income attributable to the Company's stockholders	$ (123)	$ (171)	$ (341)	$ (560)	$ (727)

Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Sales classified by geographic destination:
Gross revenues	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
America, except United States
Sales classified by geographic destination:
Gross revenues	398	484	657	1,379	1,942
United States
Sales classified by geographic destination:
Gross revenues	238	410	449	1,056	1,331
Europe
Sales classified by geographic destination:
Gross revenues	1,973	2,321	3,167	6,183	8,870
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	266	393	486	1,026	1,358
Japan
Sales classified by geographic destination:
Gross revenues	1,223	1,273	1,937	3,831	5,235
China
Sales classified by geographic destination:
Gross revenues	3,504	3,802	5,927	10,857	14,956
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,011	1,155	1,133	3,107	3,515
Brazil
Sales classified by geographic destination:
Gross revenues	2,350	2,312	2,985	7,013	8,427
Bulk Material
Sales classified by geographic destination:
Gross revenues	7,565	8,934	12,763	24,739	33,964
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	161	207	331	551	876
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	18	54	46	101	56
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,301	1,799	2,552	4,457	6,992
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	245	373	452	933	1,250
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,064	1,067	1,658	3,314	4,278
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	3,273	3,538	5,612	10,206	13,950
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	707	921	693	2,288	2,363
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	796	975	1,419	2,889	4,199
Base Metals
Sales classified by geographic destination:
Gross revenues	1,766	1,781	2,287	5,322	7,266
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	229	256	289	739	1,009
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	201	344	403	901	1,272
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	638	475	553	1,588	1,727
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	15	19	34	86	107
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	159	202	277	511	951
Base Metals | China
Sales classified by geographic destination:
Gross revenues	231	264	271	651	927
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	286	219	440	768	1,135
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	7	2	20	78	138
Fertilizers
Sales classified by geographic destination:
Gross revenues	1,095	923	1,037	2,847	2,691
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	8	17	24	38	44
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	19	12		53	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	34	37	48	115	108
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	6	1		7
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	18	15		49	16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	1,010	841	965	2,585	2,522
Logistic
Sales classified by geographic destination:
Gross revenues	449	408	502	1,260	1,306
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues				36
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	449	408	502	1,224	1,306
Others
Sales classified by geographic destination:
Gross revenues	88	104	152	284	407
Others | America, except United States
Sales classified by geographic destination:
Gross revenues		4	13	15	13
Others | United States
Sales classified by geographic destination:
Gross revenues				1	2
Others | Europe
Sales classified by geographic destination:
Gross revenues		10	14	23	43
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues					1
Others | Japan
Sales classified by geographic destination:
Gross revenues		4	2	6	6
Others | China
Sales classified by geographic destination:
Gross revenues			44		79
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues				2	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 88	$ 86	$ 79	$ 237	$ 262

Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating segment
Revenue	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
Taxes on revenues	(238)	(257)	(380)	(780)	(1,071)
Net operating revenues	10,725	11,893	16,361	33,672	44,563
Costs and expenses	(7,012)	(6,886)	(6,970)	(20,047)	(17,520)
Operating profit	3,713	5,007	9,391	13,625	27,043
Depreciation, depletion and amortization	(1,066)	(1,084)	(1,018)	(3,205)	(2,954)
Operating income	2,647	3,923	8,373	10,420	24,089
Property, plant and equipment, net	92,095	90,103	84,273	92,095	84,273	88,895
Additions to property, plant and equipment	4,984	3,228	3,711	11,173	10,004
Investments	8,305	8,173	7,837	8,305	7,837	8,093
Bulk Material
Operating segment
Revenue	7,565	8,934	12,763	24,739	33,964
Taxes on revenues	(106)	(127)	(229)	(396)	(638)
Net operating revenues	7,459	8,807	12,534	24,343	33,326
Costs and expenses	(3,904)	(3,552)	(3,803)	(10,887)	(10,119)
Operating profit	3,555	5,255	8,731	13,456	23,207
Depreciation, depletion and amortization	(460)	(508)	(439)	(1,474)	(1,311)
Operating income	3,095	4,747	8,292	11,982	21,896
Property, plant and equipment, net	40,869	40,221	36,764	40,869	36,764
Additions to property, plant and equipment	2,836	1,890	2,289	6,609	5,806
Investments	1,633	1,477	1,290	1,633	1,290
Bulk Material | Iron ore
Operating segment
Revenue	5,541	6,505	10,136	18,033	26,525
Taxes on revenues	(51)	(58)	(139)	(187)	(383)
Net operating revenues	5,490	6,447	9,997	17,846	26,142
Costs and expenses	(2,909)	(2,272)	(2,500)	(7,328)	(6,393)
Operating profit	2,581	4,175	7,497	10,518	19,749
Depreciation, depletion and amortization	(381)	(383)	(349)	(1,137)	(1,053)
Operating income	2,200	3,792	7,148	9,381	18,696
Property, plant and equipment, net	34,328	33,757	30,800	34,328	30,800
Additions to property, plant and equipment	2,500	1,163	2,014	5,341	4,550
Investments	101	106	104	101	104
Bulk Material | Pellets
Operating segment
Revenue	1,687	1,961	2,158	5,346	6,158
Taxes on revenues	(44)	(56)	(76)	(171)	(210)
Net operating revenues	1,643	1,905	2,082	5,175	5,948
Costs and expenses	(643)	(724)	(789)	(2,112)	(2,407)
Operating profit	1,000	1,181	1,293	3,063	3,541
Depreciation, depletion and amortization	(48)	(65)	(57)	(168)	(124)
Operating income	952	1,116	1,236	2,895	3,417
Property, plant and equipment, net	1,991	2,099	1,951	1,991	1,951
Additions to property, plant and equipment	35	163	72	295	425
Investments	1,259	1,106	896	1,259	896
Bulk Material | Manganese
Operating segment
Revenue	57	63	45	162	140
Taxes on revenues	(1)	(1)	(2)	(4)	(6)
Net operating revenues	56	62	43	158	134
Costs and expenses	(18)	(57)	(60)	(107)	(129)
Operating profit	38	5	(17)	51	5
Depreciation, depletion and amortization	(2)	(3)	(2)	(9)	(11)
Operating income	36	2	(19)	42	(6)
Property, plant and equipment, net	88	77	58	88	58
Additions to property, plant and equipment	12	6	1	18	2
Bulk Material | Ferroalloys
Operating segment
Revenue	55	129	139	308	446
Taxes on revenues	(10)	(12)	(12)	(34)	(39)
Net operating revenues	45	117	127	274	407
Costs and expenses	(15)	(97)	(107)	(222)	(314)
Operating profit	30	20	20	52	93
Depreciation, depletion and amortization	(5)	(16)	(16)	(36)	(43)
Operating income	25	4	4	16	50
Property, plant and equipment, net	172	173	228	172	228
Additions to property, plant and equipment	1	116	13	117	34
Bulk Material | Coal
Operating segment
Revenue	225	276	285	890	695
Net operating revenues	225	276	285	890	695
Costs and expenses	(319)	(402)	(347)	(1,118)	(876)
Operating profit	(94)	(126)	(62)	(228)	(181)
Depreciation, depletion and amortization	(24)	(41)	(15)	(124)	(80)
Operating income	(118)	(167)	(77)	(352)	(261)
Property, plant and equipment, net	4,290	4,115	3,727	4,290	3,727
Additions to property, plant and equipment	288	442	189	838	795
Investments	273	265	290	273	290	239
Base Metals
Operating segment
Revenue	1,766	1,781	2,287	5,322	7,266
Taxes on revenues		(2)		(2)	(23)
Net operating revenues	1,766	1,779	2,287	5,320	7,243
Costs and expenses	(1,706)	(1,693)	(1,727)	(4,854)	(4,938)
Operating profit	60	86	560	466	2,305
Depreciation, depletion and amortization	(410)	(402)	(379)	(1,186)	(1,086)
Operating income	(350)	(316)	181	(720)	1,219
Property, plant and equipment, net	34,959	33,872	31,887	34,959	31,887
Additions to property, plant and equipment	831	966	784	2,584	2,302
Investments	3,526	3,550	3,861	3,526	3,861
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	1,439	1,544	2,005	4,538	6,086
Net operating revenues	1,439	1,544	2,005	4,538	6,086
Costs and expenses	(1,368)	(1,472)	(1,482)	(4,082)	(4,043)
Operating profit	71	72	523	456	2,043
Depreciation, depletion and amortization	(370)	(385)	(360)	(1,110)	(1,024)
Operating income	(299)	(313)	163	(654)	1,019
Property, plant and equipment, net	30,470	29,498	28,128	30,470	28,128
Additions to property, plant and equipment	656	675	674	883	1,658
Investments	31	25	3	31	3
Base Metals | Copper concentrate
Operating segment
Revenue	327	237	282	784	797
Taxes on revenues		(2)		(2)	(18)
Net operating revenues	327	235	282	782	779
Costs and expenses	(338)	(221)	(245)	(772)	(591)
Operating profit	(11)	14	37	10	188
Depreciation, depletion and amortization	(40)	(17)	(19)	(76)	(61)
Operating income	(51)	(3)	18	(66)	127
Property, plant and equipment, net	4,489	4,374	3,759	4,489	3,759
Additions to property, plant and equipment	175	291	110	701	628
Investments	239	233	132	239	132
Base Metals | Aluminum products.
Operating segment
Revenue					383
Taxes on revenues					(5)
Net operating revenues					378
Costs and expenses					(304)
Operating profit					74
Depreciation, depletion and amortization					(1)
Operating income					73
Additions to property, plant and equipment					16
Investments	3,256	3,292	3,726	3,256	3,726
Fertilizers
Operating segment
Revenue	1,095	923	1,037	2,847	2,691
Taxes on revenues	(56)	(54)	(63)	(159)	(174)
Net operating revenues	1,039	869	974	2,688	2,517
Costs and expenses	(867)	(709)	(767)	(2,202)	(1,992)
Operating profit	172	160	207	486	525
Depreciation, depletion and amortization	(127)	(114)	(129)	(350)	(375)
Operating income	45	46	78	136	150
Property, plant and equipment, net	10,026	9,831	9,589	10,026	9,589
Additions to property, plant and equipment	914	63	226	1,078	794
Fertilizers | Potash
Operating segment
Revenue	78	81	80	229	210
Taxes on revenues	(4)	(6)	(3)	(14)	(10)
Net operating revenues	74	75	77	215	200
Costs and expenses	(57)	(67)	(97)	(176)	(232)
Operating profit	17	8	(20)	39	(32)
Depreciation, depletion and amortization	(4)	(9)	(8)	(19)	(33)
Operating income	13	(1)	(28)	20	(65)
Property, plant and equipment, net	1,803	1,425	1,864	1,803	1,864
Additions to property, plant and equipment	839	43	10	902	310
Fertilizers | Phosphates
Operating segment
Revenue	783	630	707	1,961	1,829
Taxes on revenues	(23)	(20)	(27)	(61)	(77)
Net operating revenues	760	610	680	1,900	1,752
Costs and expenses	(648)	(508)	(516)	(1,565)	(1,328)
Operating profit	112	102	164	335	424
Depreciation, depletion and amortization	(97)	(83)	(77)	(254)	(226)
Operating income	15	19	87	81	198
Property, plant and equipment, net	7,357	7,536	6,130	7,357	6,130
Additions to property, plant and equipment	48	20	91	141	314
Fertilizers | Nitrogen
Operating segment
Revenue	208	193	217	593	583
Taxes on revenues	(26)	(26)	(29)	(76)	(77)
Net operating revenues	182	167	188	517	506
Costs and expenses	(162)	(134)	(154)	(461)	(432)
Operating profit	20	33	34	56	74
Depreciation, depletion and amortization	(26)	(22)	(44)	(77)	(116)
Operating income	(6)	11	(10)	(21)	(42)
Property, plant and equipment, net	536	532	1,220	536	1,220
Additions to property, plant and equipment	24		125	31	170
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	26	19	33	64	69
Taxes on revenues	(3)	(2)	(4)	(8)	(10)
Net operating revenues	23	17	29	56	59
Operating profit	23	17	29	56	59
Operating income	23	17	29	56	59
Property, plant and equipment, net	330	338	375	330	375
Additions to property, plant and equipment	3			4
Logistic
Operating segment
Revenue	449	408	502	1,260	1,306
Taxes on revenues	(69)	(54)	(76)	(190)	(198)
Net operating revenues	380	354	426	1,070	1,108
Costs and expenses	(349)	(342)	(356)	(1,036)	(971)
Operating profit	31	12	70	34	137
Depreciation, depletion and amortization	(56)	(57)	(64)	(177)	(168)
Operating income	(25)	(45)	6	(143)	(31)
Property, plant and equipment, net	4,292	4,279	3,337	4,292	3,337
Additions to property, plant and equipment	306	156	212	528	537
Investments	684	653	621	684	621
Logistic | Railroads
Operating segment
Revenue	308	294	358	867	965
Taxes on revenues	(53)	(43)	(61)	(148)	(160)
Net operating revenues	255	251	297	719	805
Costs and expenses	(280)	(270)	(269)	(789)	(743)
Operating profit	(25)	(19)	28	(70)	62
Depreciation, depletion and amortization	(44)	(44)	(52)	(136)	(134)
Operating income	(69)	(63)	(24)	(206)	(72)
Property, plant and equipment, net	1,402	1,340	1,296	1,402	1,296
Additions to property, plant and equipment	224	13	54	257	156
Investments	588	560	502	588	502
Logistic | Ports
Operating segment
Revenue	141	114	144	393	341
Taxes on revenues	(16)	(11)	(15)	(42)	(38)
Net operating revenues	125	103	129	351	303
Costs and expenses	(69)	(72)	(87)	(247)	(228)
Operating profit	56	31	42	104	75
Depreciation, depletion and amortization	(12)	(13)	(12)	(41)	(34)
Operating income	44	18	30	63	41
Property, plant and equipment, net	594	594	522	594	522
Additions to property, plant and equipment	16	15	77	77	137
Investments	96	93		96
Logistic | Ships
Operating segment
Property, plant and equipment, net	2,296	2,345	1,519	2,296	1,519
Additions to property, plant and equipment	66	128	81	194	244
Investments			119		119
Others
Operating segment
Revenue	88	104	152	284	407
Taxes on revenues	(7)	(20)	(12)	(33)	(38)
Net operating revenues	81	84	140	251	369
Costs and expenses	(186)	(213)	(317)	(691)	(1,013)
Operating profit	(105)	(129)	(177)	(440)	(644)
Depreciation, depletion and amortization	(13)	(3)	(7)	(18)	(14)
Operating income	(118)	(132)	(184)	(458)	(658)
Property, plant and equipment, net	1,949	1,900	2,696	1,949	2,696
Additions to property, plant and equipment	97	153	200	374	665
Investments	2,462	2,493	2,065	2,462	2,065
Gain on Sale of Assets
Operating segment
Costs and expenses		(377)		(377)	1,513
Operating profit		(377)		(377)	1,513
Operating income		$ (377)		$ (377)	$ 1,513

Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Sep. 30, 2012 Long-term Assets	Dec. 31, 2011 Long-term Assets	Sep. 30, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Sep. 30, 2012 Long-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Sep. 30, 2012 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Sep. 30, 2012 Non-designated Commodities price risk Bunker Oil Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Bunker Oil Short-term Liabilities	Sep. 30, 2012 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Long-term Assets	Sep. 30, 2012 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Sep. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Long-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 281	$ 595	$ 15	$ 60					$ 220	$ 429	$ 1	$ 60					$ 203	$ 410	$ 1	$ 60									$ 17	$ 19				$ 7	$ 5			$ 1			$ 7	$ 4		$ 54	$ 161	$ 14			$ 46	$ 161	$ 8	$ 14
Derivative liabilities						$ 119	$ 73	$ 968	$ 663					$ 86	$ 58	$ 968	$ 663					$ 81	$ 49	$ 871	$ 590	$ 5	$ 4	$ 36	$ 32			$ 61	$ 41	$ 5			$ 7	$ 1		$ 6	$ 1			$ 1				$ 26	$ 14					$ 26	$ 14

Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ (12)	$ (416)	$ (568)	$ (132)	$ 29
Financial settlement (Inflows)/ Outflows	(83)	(226)	(74)	(490)	(229)
Amount of gain or (loss) recognized in OCI	15	(112)	149	(88)	295
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(51)	(459)	(612)	(263)	(32)
Financial settlement (Inflows)/ Outflows	(35)	(185)	(22)	(352)	(182)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(55)	(407)	(685)	(255)	(121)
Financial settlement (Inflows)/ Outflows	(29)	(180)	(63)	(338)	(223)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows			1		3
Non-designated | Foreign exchange and interest rate risk | Swap NDF
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(1)		(1)
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(36)	(59)	(9)	(6)
Financial settlement (Inflows)/ Outflows			1	4	1
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(4)	(16)	(21)	(8)	(13)
Financial settlement (Inflows)/ Outflows	(6)	(5)		(15)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			164		117
Financial settlement (Inflows)/ Outflows			31		31
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(10)		(8)
Financial settlement (Inflows)/ Outflows			8		8
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows					(2)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)				9
Financial settlement (Inflows)/ Outflows				(3)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(6)	8	10	(1)	84
Financial settlement (Inflows)/ Outflows	(3)	(5)	(18)	(6)	(50)
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(7)	8	8	(2)	33
Financial settlement (Inflows)/ Outflows	(2)	(5)	(5)	1	(25)
Non-designated | Commodities price risk | Purchase program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		1
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					15
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					7
Non-designated | Commodities price risk | Bunker Oil
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1		1	1	35
Financial settlement (Inflows)/ Outflows	(1)		(13)	(5)	(36)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	45	35	34	132	(16)
Financial settlement (Inflows)/ Outflows	(45)	(36)	(34)	(132)	3
Amount of gain or (loss) recognized in OCI	15	(112)	149	(88)	295
Designated | Aluminium
Effects of derivatives
Amount of gain or (loss) recognized in OCI					4
Designated | Bunker Oil
Effects of derivatives
Amount of gain or (loss) recognized in OCI	19	(14)		5
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	45	35	15	132	(35)
Financial settlement (Inflows)/ Outflows	(44)	(36)	(15)	(131)	35
Amount of gain or (loss) recognized in OCI	(51)	(21)	198	(115)	326
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			19		19
Financial settlement (Inflows)/ Outflows	(1)		(19)	(1)	(32)
Amount of gain or (loss) recognized in OCI	$ 47	$ (77)	$ (49)	$ (22)	$ (35)

Derivative financial instruments (Details 3) (Interest rates / Currencies)	9 Months Ended
Sep. 30, 2012
Derivative
Maturity dates	Jan 31, 2023
Bunker Oil
Derivative
Maturity dates	Dec 31, 2012
Nickel
Derivative
Maturity dates	Jan 31, 2013